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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

California Investment Trust
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2011

Date of reporting period: August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Annual Report

August 31, 2011

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 225-8778
WWW.CALTRUST.COM
EMAIL US AT INFO@CALTRUST.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2011

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	8
Top Holdings and Sector Breakdowns	10
Portfolio of Investments	14
Statements of Assets & Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	42
Notes to Financial Statements	55
Report of Independent Registered Public Accounting Firm	63
Board of Trustees and Executive Officers	64
Board Approval of the Investment Advisory Agreements	65

Historical Performance and Manager’s Discussion - (Unaudited)	August 31, 2011

On the following pages are line graphs comparing each Fund’s performance to a comparable broad based securities market index for the 10 years ended August 31, 2011, or since the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund’s average annual total return for the one-year, five-year, ten-year period, and/or since inception, through August 31, 2011.

Bond Funds

During the last fiscal year, the financial markets continued to experience volatility related to the greatest upheaval since the Great Depression which began in 2008, and continued through the fiscal year ended August 31, 2011 with ongoing concern that potential sovereign defaults in Europe could result in a wave of bank and sovereign defaults. Though the U.S. recession technically ended two years ago in June 2009, the economy is still far from robust. The Federal Reserve Bank’s target rate for Federal Funds was unchanged in the fiscal year, with a target range of 0.00% to 0.25%.

The primary driver behind the distress in the financial markets and last recession was the collapse of the residential real estate market, which has still not stabilized. Though the economy is growing, the growth is restrained by continued weakness in the housing market. Home prices in many markets have continued to fall as mortgage delinquencies and foreclosures continue to rise. Interest rates have remained relatively low and 30-year mortgage rates are at record low levels, but due to more stringent lending standards even good creditors often have difficulty obtaining mortgages. Unemployment remains high, at 9.1% as of August 5, 2011, and businesses have been reluctant to hire due to uncertainty with regard to demand, government regulation, healthcare costs, and future taxes. The continued high unemployment and lack of confidence in the economy going forward has put downward pressure on consumer demand. There is dissention within the ranks of economists and politicians with regard to what actions should be taken to stabilize the housing market, persuade businesses to hire and provide consumers with the confidence to increase discretionary spending.

Interest rates have remained low across the curve, with the role of US Treasury bonds as a traditional safe-haven during market volatility being bolstered by the U.S. Federal Reserve conducting a second round of quantitative easing in the last fiscal year. The Federal Reserve also initiated “Operation Twist” in September 2011, wherein the Federal Reserve will sell $400 billion in U.S. Treasuries with less than 3 years to maturity and purchase an equivalent amount in U.S. Treasuries with 6-30 years to maturity. The Overnight LIBOR rate ranged between 0.12 to 0.25% over the course of the fiscal year and the 3 month T-Bill had a range of -0.01 to 0.16%. Further out on the curve, the 10-year US Treasury started the fiscal year at a yield of 2.57%, increased gradually to 3.74% before falling to 2.06% in August 2011, settling at 2.22% on the fiscal year-end. The Federal Reserve indicated in August 2011 that it plans to keep short-term rates at the current historically low levels until at least mid-2013.

During the fiscal year ending August 31, 2011 the U.S. Government Securities Fund’s duration was maintained in a fairly narrow range, ending the fiscal year with an average duration of 4.26 years and total return on the direct shares for the period is 3.09%. All of the securities in the portfolio are backed by the full faith and credit of the United States.

As of the fiscal year end, the total return for the Direct Shares of the Short-Term U.S. Government Bond Fund was 0.33% and it had an average duration of 1.63 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States.

The California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the shape of the Treasury curve as well as the specific economic circumstances of each issuer. The difference in yield between the 1 year and 30 year State of California general obligation bonds was at 447 basis points when the fiscal year began. At fiscal year end, the difference was 449 basis points with the shorter end of the curve rallying slightly by 3 basis points from 0.56% to 0.53% and the long end of the curve barely changed from 5.03% to 5.02%. Although the State of California and a majority of its municipalities continued to face budgetary stresses, the current administration seems to be intent on addressing some of the long term structural issues which have been avoided in the past.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2011 was 1.73% and the duration was 4.91 years at the period end. The portfolio maintained an average credit rating of AA-.

The California Insured Intermediate Fund’s total return for the fiscal year was, 0.56% with duration of 2.1 years and the average credit quality of the portfolio was maintained at AA-.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/11	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Tax-Free Income Fund	1.73%	3.79%	3.56%
Barclays Municipal Bond Index	2.65%	4.94%	4.95%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/11	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Insured Intermediate Fund	0.56%	3.12%	3.10%
Barclays 5 Yr. Municipal Bond Index	3.62%	5.71%	4.73%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2011

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
U.S. Government Securities Fund	3.09%	4.51%	4.05%
Barclays GNMA Index	6.24%	7.06%	5.82%
Barclays Treasury Index	4.17%	6.61%	5.49%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
U.S. Government Securities Fund	2.65%	3.99%	3.45%
Barclays GNMA Index	6.24%	7.06%	5.88%
Barclays Treasury Index	4.17%	6.61%	5.09%

A SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Since Inception*** (Annualized)
U.S. Government Securities Fund	2.92%	4.82%
Barclays GNMA Index	6.24%	7.52%
Barclays Treasury Index	4.17%	7.22%

B SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Since Inception*** (Annualized)
U.S. Government Securities Fund	2.41%	4.38%
Barclays GNMA Index	6.24%	7.52%
Barclays Treasury Index	4.17%	7.22%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.
***	A and B Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2011

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Short-Term U.S. Government Bond Fund	0.33%	3.25%	2.56%
Barclays 1-3 Yr. Treasury Index	1.51%	3.99%	3.51%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Short-Term U.S. Government Bond Fund	-0.18%	2.74%	2.06%
Barclays 1-3 Yr. Treasury Index	1.51%	3.99%	3.19%

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year ending August 31, 2011. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The Nasdaq-100 Index Fund, S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of 1.000 for the fiscal year.

The Direct Shares of the S&P SmallCap and MidCap Index Fund out-performed the Direct Shares of the S&P 500 Index Fund for the period by posting gains of 25.11% and 22.38% compared to 18.36% (respectively) during the fiscal year period. Each fund benefited from the continued market recovery experienced during the period. Gains for the three indices peaked at the end of July 2011 and then fell substantially as a number of influences negatively impacted the equity markets. Concerns about the European debt crisis, China economic slowdown and US political difficulties in resolving the debt ceiling began to build. The US faced a controversial downgrade in its credit rating and investors became very concerned about the overall health of global markets.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. While past performance is not indicative of future results, over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform small cap stocks, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, smallcap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (Direct Shares) finished up 27.31%, versus a benchmark performance of 27.88%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of the end of the fiscal year, Apple Inc. alone made up 14.8% of the index and the next four largest holdings, Microsoft, Oracle, Google and Intel combine for an additional 25% of the index. This index provides investors with an index that has a strong technology exposure as well as the related volatility.

Our European Growth & Income Fund is managed using ADRs for many of the stocks that make up the Dow Stoxx 50, a European large cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund (Direct Shares) was up 5.25% for the year and under-performed its benchmark, which was up 6.97%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. We do not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Equity Income Fund is a value fund that focuses on income as well as potential for capital appreciation. The Direct Shares were up 17.01% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 1.47%. The Direct Shares out-performed the S&P Barra Value Index by 3.68% for the year. The Fund maintained close to 100% exposure to the US equity markets through the end of the fiscal year. We have been generally bullish on US equities as interest rates have been maintained at near zero levels and corporate profits have maintained strong growth through the writing of this note. Expectations about strong consumer behavior have worked well in the allocations of the portfolio, while expectations of increased profitability and continued strengthening in the financial services sector have been proven wrong so far. In mid July of 2011, the stock market entered a period

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2011

Stock Funds - (Continued)

where it incurred a substantial drop and increased volatility due to concerns about global financial markets. Discussions of “risk on” and “risk off” in the financial press describe substantial and rapid movements up and down in stock prices. There also appears to be heightened correlation among stocks where securities tend to track the movements of the overall market very closely.

Corporate profits and balance sheets have been strong. The Federal Reserve has maintained rates at near zero levels and its most recent efforts called “Operation Twist” endeavor to keep long rates very low. We view this in the short run as an extremely pro-growth monetary policy. As such, my view at the time of writing is that while growth will come slowly, corporations will be profitable and US Equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P 500 Index Fund	18.36%	0.71%	2.60%
S&P 500 Composite Stock Price Index	18.48%	0.78%	2.70%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P 500 Index Fund	17.77%	0.24%	3.35%
S&P 500 Composite Stock Price Index	18.48%	0.78%	3.98%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2011

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P MidCap Index Fund	22.38%	4.06%	6.78%
S&P MidCap 400 Index	22.87%	4.64%	7.27%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P MidCap Index Fund	21.78%	3.56%	6.59%
S&P MidCap 400 Index	22.87%	4.64%	7.67%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P SmallCap Index Fund	25.11%	2.09%	6.51%
S&P SmallCap 600 Index	24.42%	2.65%	7.01%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P SmallCap Index Fund	24.52%	1.61%	5.83%
S&P SmallCap 600 Index	24.42%	2.65%	6.88%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2011

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Equity Income Fund	17.01%	2.29%	5.24%
S&P Barra Value Index	13.39%	-1.83%	2.20%
S&P 500 Composite Stock Price Index	18.48%	0.78%	2.70%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Equity Income Fund	16.49%	1.73%	4.97%
S&P Barra Value Index	13.39%	-1.83%	3.50%
S&P 500 Composite Stock Price Index	18.48%	0.78%	3.98%

A SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Since Inception*** (Annualized)
Equity Income Fund	16.70%	9.72%
S&P Barra Value Index	13.39%	5.08%
S&P 500 Composite Stock Price Index	18.48%	9.36%

B SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Since Inception*** (Annualized)
Equity Income Fund	16.21%	9.31%
S&P Barra Value Index	13.39%	5.08%
S&P 500 Composite Stock Price Index	18.48%	9.36%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.
***	A and B Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion - (Unaudited) - (Continued)	August 31, 2011

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
European Growth & Income Fund	5.25%	-2.54%	2.92%
Dow Jones STOXX 50 Index (USD)	6.97%	-3.32%	2.74%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
European Growth & Income Fund	4.82%	-2.99%	3.81%
Dow Jones STOXX 50 Index (USD)	6.97%	-3.32%	4.38%

DIRECT SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Nasdaq-100 Index Fund	27.31%	7.58%	4.37%
Nasdaq-100 Index	27.88%	7.94%	4.79%

K SHARES
Average Annual Total Returns*
for the periods ended 8/31/11

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Nasdaq-100 Index Fund	26.63%	7.08%	5.58%
Nasdaq-100 Index	27.88%	7.94%	6.48%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

About Your Fund’s Expenses - (Unaudited) August 31, 2011

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A and Class B shares. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,052	$3.72	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.67	0.72%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,019	$3.46	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.47	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,052	$3.83	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,050	$6.41	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
A Shares
Based on Actual Fund Return	$1,000	$1,051	$5.12	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%
B Shares
Based on Actual Fund Return	$1,000	$1,048	$7.69	1.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.58	1.49%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,004	$2.98	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.01	0.59%
K Shares
Based on Actual Fund Return	$1,000	$1,001	$5.50	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.55	1.09%

About Your Fund’s Expenses - (Unaudited) August 31, 2011 (Continued)

Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period*	Net Annual Expense Ratio
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.19	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.24	1.03%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$928	$1.75	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.84	0.36%
K Shares
Based on Actual Fund Return	$1,000	$926	$4.17	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$911	$2.79	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.58%
K Shares
Based on Actual Fund Return	$1,000	$908	$5.19	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$919	$3.58	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$917	$5.99	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$920	$4.21	0.87%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.43	0.87%
K Shares
Based on Actual Fund Return	$1,000	$918	$6.62	1.37%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.97	1.37%
A Shares
Based on Actual Fund Return	$1,000	$919	$5.42	1.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.70	1.12%
B Shares
Based on Actual Fund Return	$1,000	$917	$7.83	1.62%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$8.24	1.62%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$867	$4.71	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.09	1.00%
K Shares
Based on Actual Fund Return	$1,000	$865	$7.05	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.63	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$956	$2.42	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.50	0.49%
K Shares
Based on Actual Fund Return	$1,000	$953	$4.87	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%

*
Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns - (Unaudited)	August 31, 2011

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	$4,136,560	4.2%
2	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	4,119,799	4.2%
3	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	3,946,368	4.0%
4	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,445,824	3.5%
5	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,267,840	3.3%
6	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,254,221	3.3%
7	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,244,530	3.3%
8	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,242,160	3.3%
9	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,067,830	3.1%
10	KERN HIGH SCHOOL DISTRICT	Series General Obligation Refunding Bonds; 2004 Series A	3,006,120	3.1%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Bonds; Series 2001 A	$705,662	5.8%
2	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	561,390	4.6%
3	JURUPA PUBLIC FINANCING AUTHORITY	Revenue Bonds; 2010 Series A	541,750	4.5%
4	EAST BAY REGIONAL PARK DISTRICT	General Obligation Bonds, Series 2009 A	539,460	4.5%
5	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	536,945	4.4%
6	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	531,720	4.4%
7	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Clean Water Revenue Bonds; 2003 Refunding Series A	531,010	4.4%
8	SAN BERNARDINO, COUNTY OF	Certificates of Participation; Series 2002 A	527,400	4.4%
9	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Water Revenue Refunding Bonds; Series B	527,000	4.4%
10	FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT	General Obligation Refunding Bonds 2005	524,195	4.3%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY	Refunding Revenue Bonds; Exxon Mobil, Series 2000	$2,100,000	4.8%
2	LOS ANGELES, CITY OF	Tax and Revenue Anticipation Notes 2011	2,028,625	4.6%
3	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK	The J. Paul Getty Trust Revenue Bonds; 2003 Series B	2,000,000	4.6%
4	ORANGE COUNTY WATER DISTRICT	Certificates of Participation; 2003 Series A	2,000,000	4.6%
5	SAN JOSE FINANCING AUTHORITY	Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	4.6%
6	CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES	Power Supply Revenue Bonds, Series 2002 B-6	1,900,000	4.4%
7	CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY	Inland Empire Utilities Agency; Series 2008 B	1,900,000	4.4%
8	SANTA CLARA COUNTY FINANCING AUTHORITY	Multiple Facilities Project	1,895,000	4.3%
9	CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY	Refunding Revenue Bonds; Los Angeles County Museum of Art Project; Series 2008 B	1,800,000	4.1%
10	METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA	Water Revenue Bonds, 2000 Authorization; Series B-3	1,750,000	4.0%

Top Holdings and Sector Breakdowns - (Unaudited) - (Continued)	August 31, 2011

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	6/30/2017	$4,283,124	11.3%
2	United States Treasury Note	11/15/2018	4,253,265	11.2%
3	United States Treasury Bond	5/15/2016	3,888,282	10.3%
4	United States Treasury Note	6/30/2013	3,703,301	9.8%
5	United States Treasury Note	2/15/2015	3,698,838	9.8%
6	United States Treasury Note	6/30/2012	3,430,713	9.1%
7	United States Treasury Bond	5/15/2038	2,684,171	7.1%
8	Government National Mortgage Association	4/15/2036	1,699,948	4.5%
9	United States Treasury Note	2/28/2018	1,625,040	4.3%
10	United States Treasury Note	5/15/2014	1,478,104	3.9%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	11/15/2012	$1,420,563	9.8%
2	United States Treasury Note	1/31/2015	1,379,015	9.5%
3	United States Treasury Note	1/15/2013	1,219,829	8.4%
4	United States Treasury Note	6/15/2014	1,215,282	8.3%
5	Citigroup Funding	10/22/2012	1,018,083	7.0%
6	United States Treasury Note	10/15/2012	1,013,828	7.0%
7	United States Treasury Note	9/15/2012	1,012,852	7.0%
8	United States Treasury Note	12/15/2012	1,012,383	7.0%
9	United States Treasury Note	7/15/2012	1,012,149	7.0%
10	United States Treasury Note	8/15/2012	913,957	6.3%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill, DN	9/8/2011	$20,599,907	31.6%
2	United States Treasury Bill, DN	9/15/2011	13,999,967	21.5%
3	United States Treasury Bill, DN	9/1/2011	13,900,000	21.3%
4	United States Treasury Bill, DN	11/17/2011	6,499,722	10.0%
5	United States Treasury Bill, DN	10/20/2011	5,499,860	8.4%
6	United States Treasury Bill, DN	9/22/2011	4,699,915	7.2%

Top Holdings and Sector Breakdowns - (Unaudited) - (Continued)	August 31, 2011

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$2,548,728	3.1%
2	Exxon Mobil Corp	2,537,351	3.1%
3	International Business Machines Corp	1,550,284	1.9%
4	Microsoft Corp	1,510,907	1.8%
5	Chevron Corp	1,494,530	1.8%
6	Johnson & Johnson	1,352,585	1.6%
7	Procter & Gamble Co	1,348,233	1.6%
8	General Electric Co	1,300,820	1.6%
9	AT&T Inc	1,282,540	1.5%
10	Coca-Cola Co	1,245,767	1.5%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Green Mountain Coffee Roasters Inc	$1,550,465	1.2%
2	Vertex Pharmaceuticals Inc	1,107,077	0.9%
3	Dollar Tree Inc	1,085,797	0.9%
4	Lubrizol Corp	1,073,148	0.8%
5	BorgWarner Inc	986,252	0.8%
6	Perrigo Co	967,295	0.8%
7	HollyFrontier Corp	886,092	0.7%
8	AMETEK Inc	802,273	0.6%
9	Macerich Co	786,405	0.6%
10	Church & Dwight Co Inc	777,450	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 09/01/2011, DN	$500,000	1.6%
2	United States T-Bill 11/10/2011, DN	499,991	1.6%
3	Regeneron Pharmaceuticals Inc	314,275	1.0%
4	Mid-America Apartment Communities Inc	184,203	0.6%
5	Healthspring Inc	184,112	0.6%
6	World Fuel Services Corp	178,420	0.6%
7	Home Properties Inc	174,931	0.6%
8	BioMed Realty Trust Inc	166,383	0.5%
9	CROCS Inc	165,965	0.5%
10	National Retail Properties Inc	164,786	0.5%

Top Holdings and Sector Breakdowns - (Unaudited) - (Continued)	August 31, 2011

Equity Income Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$5,590,788	3.8%
2	Exxon Mobil Corp	3,475,140	2.4%
3	JPMorgan Chase & Co	3,200,036	2.2%
4	Verizon Communications Inc	3,105,917	2.1%
5	Procter & Gamble Co	3,029,894	2.1%
6	Starbucks Corp	2,950,568	2.0%
7	Goldman Sachs Group Inc	2,934,555	2.0%
8	Johnson & Johnson	2,882,040	2.0%
9	Philip Morris International Inc	2,646,291	1.8%
10	Apache Corp	2,641,272	1.8%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Siemens AG ADR	$849,853	7.3%
2	Nestle SA ADR	770,475	6.6%
3	Novartis AG ADR	628,854	5.4%
4	Vodafone Group PLC ADR	611,957	5.2%
5	BP PLC ADR	507,186	4.3%
6	HSBC Holdings PLC ADR	503,771	4.3%
7	Royal Dutch Shell PLC ADR	484,101	4.1%
8	Roche Holding AG ADR	421,400	3.6%
9	Total SA ADR	404,972	3.5%
10	Telefonica SA ADR	385,621	3.3%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$3,561,603	14.1%
2	Microsoft Corp	2,318,058	9.2%
3	Google Inc	1,298,845	5.1%
4	Intel Corp	1,145,779	4.5%
5	Oracle Corp	1,133,691	4.5%
6	Amazon.com Inc	1,006,911	4.0%
7	Cisco Systems Inc	898,981	3.6%
8	QUALCOMM Inc	877,290	3.5%
9	Amgen Inc	535,766	2.1%
10	Comcast Corp	462,207	1.8%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (93.20%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$516,290
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,084,440
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,267,840
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,723,408
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	35,598
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,069,107
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,254,221
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,360,642
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,012,740
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,119,799
Variable Purpose	3,000,000	5.000%	4/1/2038	2,982,390
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,090,300
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2011	1,080,000
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,445,824
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	355,000	6.000%	7/1/2012	362,441
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	848,800
KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,006,120
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,136,560
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Refunding Bonds; 2003 Series A	1,750,000	5.000%	7/1/2018	1,876,158
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,226,160
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,063,170
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,264,440
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	655,000	6.125%	7/1/2013	683,728
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,067,830
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,053,360
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,060,000	5.500%	2/1/2014	1,095,256
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,242,160
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	933,820
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	955,130
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,994,160
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN. AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,867,572
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,710,806
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	1,966,740
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,130,720
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,928,062
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,389,556

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	$2,500,000	0.000%	8/1/2029	$806,100
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,131,720
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,059,860
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,908,237
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,946,368
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,244,530
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	731,622
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,267,999
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,070,340
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,144,289
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,311,238

Total Long-Term Securities (Cost $90,500,169)				92,467,651

VARIABLE RATE DEMAND NOTES* (5.63%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Refunding Revenue Bonds; Series 2009 C	390,000	0.140%	9/1/2011	390,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,800,000	0.060%	9/1/2011	1,800,000
IRVINE RANCH WATER DISTRICT
Consolidated Series 1989	200,000	0.130%	9/1/2011	200,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Variable Rate Demand Revenue Bonds, 2001 Series B-2	700,000	0.050%	9/1/2011	700,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds; 2008 Series C	2,500,000	0.080%	9/1/2011	2,500,000

Total Variable Rate Demand Notes (Cost $5,590,000)				5,590,000

Total Investments (Cost $96,090,169) (a) (98.83%)				98,057,651
Other Net Assets (1.17%)				1,165,495
Net Assets (100.00%)				$99,223,146

(a) Aggregate cost for federal income tax purposes is $95,971,207. At August 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$3,496,292
Unrealized depreciation				(1,409,848)
Net unrealized appreciation				$2,086,444

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

California Insured Intermediate Fund	Portfolio of Investments	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (77.05%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$511,645
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	536,945
CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	517,420
University of California Research Project	400,000	5.250%	11/1/2014	450,824
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	515,310
EAST BAY REGIONAL PARK DISTRICT
General Obligation Bonds, Series 2009 A	500,000	3.250%	9/1/2020	539,460
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	524,195
JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	541,750
KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	269,478
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds 2007	235,000	4.500%	1/1/2028	229,668
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	561,390
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	521,675
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds, Series 2005	400,000	5.000%	8/1/2020	449,676
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	527,400
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	531,010
Water Revenue Bonds; Series 2001 A	700,000	5.000%	11/1/2015	705,662
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	527,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	531,720
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	514,090

Total Long-Term Securities (Cost $9,253,539)				9,506,318

VARIABLE RATE DEMAND NOTES* (21.07%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.110%	9/1/2011	400,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.080%	9/1/2011	500,000
Pollution Control Revenue Refunding Bonds; Series 2002	300,000	0.060%	9/1/2011	300,000
IRVINE, CITY OF
Limited Obligation Assesment District No 93-14	500,000	0.100%	9/1/2011	500,000
IRVINE RANCH WATER DISTRICT
Consolidated Series 1989	400,000	0.130%	9/1/2011	400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	400,000	0.090%	9/1/2011	400,000
TUSTIN, CITY OF
Improvement Bond Act 1915, Assessment District No 95-2-A	100,000	0.120%	9/1/2011	100,000

Total Variable Rate Demand Notes (Cost $2,600,000)				2,600,000

Total Investments (Cost $11,853,539) (a) (98.12%)				12,106,318
Other Net Assets (1.88%)				231,947
Net Assets (100.00%)				$12,338,265

(a) Aggregate cost for federal income tax purposes is $11,853,199. At August 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$290,776
Unrealized depreciation				(37,657)
Net unrealized appreciation				$253,119

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

California Tax Free Money Market Fund	Portfolio of Investments	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (4.56%)

LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes 2011	$2,000,000	2.500%	4/30/2012	$2,028,625

Total Tax & Revenue Anticipation Notes (Cost $2,028,625)				2,028,625

VARIABLE RATE DEMAND NOTES* (93.65%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,400,000	0.130%	9/1/2011	1,400,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Catholic Healthcare West Loan Program; 2005 Series H	1,700,000	0.170%	9/7/2011	1,700,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust Revenue Bonds; 2003 Series B	2,000,000	0.060%	9/1/2011	2,000,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Refunding Revenue Bonds; Chevron USA Inc, Series 2005	1,600,000	0.060%	9/1/2011	1,600,000
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	800,000	0.060%	9/1/2011	800,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	2,100,000	0.030%	9/1/2011	2,100,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Refunding Revenue Bonds; Los Angeles County Museum of Art Project; Series 2008 B	1,800,000	0.130%	9/7/2011	1,800,000
Revenue Bonds; North Peninsula Jewish Campus; Series 2004	400,000	0.140%	9/1/2011	400,000
CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002 B-6	1,900,000	0.190%	9/1/2011	1,900,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,900,000	0.130%	9/7/2011	1,900,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Series 2008 C	900,000	0.140%	9/7/2011	900,000
Water and Sewer Revenue Certificates of Participation; Series 2008 B	1,000,000	0.140%	9/7/2011	1,000,000
IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 87-8	800,000	0.230%	9/1/2011	800,000
Assessment District No 94-15	225,000	0.130%	9/1/2011	225,000
Assessment District No 97-17	800,000	0.130%	9/1/2011	800,000
IRVINE RANCH WATER DISTRICT
Refunding Series 2011 A-2	1,500,000	0.250%	9/1/2011	1,500,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; Subseries B-2	1,300,000	0.050%	9/1/2011	1,300,000
Water System; Subseries B-3	400,000	0.110%	9/1/2011	400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,750,000	0.090%	9/1/2011	1,750,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.170%	9/7/2011	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	2,000,000	0.140%	9/7/2011	2,000,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	0.190%	9/1/2011	1,600,000
RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	1,000,000	0.280%	9/1/2011	1,000,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	795,000	0.080%	9/1/2011	795,000
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series C	300,000	0.080%	9/1/2011	300,000
SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.130%	9/7/2011	2,000,000
SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project Revenue Bonds; 1996 Series B	1,205,000	0.200%	9/1/2011	1,205,000
SANTA CLARA COUNTY FINANCING AUTHORITY
Multiple Facilities Project	1,895,000	0.180%	9/7/2011	1,895,000
SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.150%	9/1/2011	1,165,000
TRACY, CITY OF
Sycamore: 7/03	1,600,000	0.210%	9/1/2011	1,600,000
TUSTIN, CITY OF
Improvement Bond Act 95-2	1,554,000	0.120%	9/1/2011	1,554,000
WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; Series 2008 A-2	1,000,000	0.140%	9/7/2011	1,000,000

Total Variable Rate Demand Notes (Cost $41,649,000)				41,649,000

See accompanying notes to financial statements.

California Tax-Free Money Market Fund	Portfolio of Investments (Continued)	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Total Investments (Cost $43,677,625) (a) (98.21%)	$43,677,625
Other Net Assets (1.79%)	795,625
Net Assets (100.00%)	$44,473,250

(a) Aggregate cost for federal income tax purposes is $43,677,625.

* Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (2.67%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,018,083
Total Corporate Bonds (Cost $1,001,523)				1,018,083

Government National Mortgage Association (14.22%)
	21,393	6.000%	4/15/2014	23,383
	43,800	6.000%	4/15/2014	47,874
	13,317	6.000%	4/15/2016	14,565
	39,711	6.500%	4/15/2016	43,802
	63,176	6.000%	5/15/2016	69,093
	7,249	10.000%	9/15/2018	8,497
	21,437	9.000%	10/15/2018	21,686
	448,566	5.000%	7/15/2020	488,986
	220,373	5.500%	1/15/2025	248,278
	374,015	6.000%	1/15/2026	424,459
	1,520,693	5.500%	4/15/2036	1,699,948
	1,289,396	5.000%	3/15/2038	1,422,685
	815,545	6.000%	6/15/2038	918,912
Total Government National Mortgage Association (Cost $4,860,678)				5,432,168

United States Treasury Bonds (17.20%)
	3,000,000	7.250%	5/15/2016	3,888,282
	2,300,000	4.500%	5/15/2038	2,684,171
Total United States Treasury Bonds (Cost $6,138,413)				6,572,453

United States Treasury Notes (65.09%)
	3,300,000	4.875%	6/30/2012	3,430,713
	3,500,000	3.375%	6/30/2013	3,703,301
	1,200,000	2.750%	10/31/2013	1,265,532
	1,319,000	4.750%	5/15/2014	1,478,104
	3,300,000	4.000%	2/15/2015	3,698,838
	4,000,000	2.500%	6/30/2017	4,283,124
	1,500,000	2.750%	2/28/2018	1,625,040
	3,700,000	3.750%	11/15/2018	4,253,265
	1,000,000	3.625%	2/15/2021	1,127,656
Total United States Treasury Notes (Cost $23,698,323)				24,865,573

Total Investments (Cost $35,698,937) (a) (99.18%)				37,888,277
Other Net Assets (0.82%)				312,646
Net Assets (100.00%)				$38,200,923

(a) Aggregate cost for federal income tax purposes is $35,698,937. At August 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$2,323,185
Unrealized depreciation				(133,845)
Net unrealized appreciation				$2,189,340

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Corporate Bonds (6.91%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,018,083
Total Corporate Bonds (Cost $1,001,523)				1,018,083

Government National Mortgage Association (2.62%)
	220,181	1.750%	11/20/2034	227,552
	153,079	2.250%	6/20/2034	159,046
Total Government National Mortgage Association (Cost $375,555)				386,598

United States Treasury Notes (89.19%)
	700,000	1.125%	1/15/2012	702,899
	300,000	1.375%	3/15/2012	302,156
	600,000	1.375%	5/15/2012	605,485
	1,000,000	1.500%	7/15/2012	1,012,149
	500,000	4.625%	7/31/2012	520,586
	900,000	1.750%	8/15/2012	913,957
	1,000,000	1.375%	9/15/2012	1,012,852
	1,000,000	1.375%	10/15/2012	1,013,828
	1,400,000	1.375%	11/15/2012	1,420,563
	1,000,000	1.125%	12/15/2012	1,012,383
	1,200,000	1.375%	1/15/2013	1,219,829
	500,000	1.125%	6/15/2013	508,303
	300,000	1.750%	1/31/2014	310,922
	1,200,000	0.750%	6/15/2014	1,215,282
	1,300,000	2.250%	1/31/2015	1,379,015
Total United States Treasury Notes (Cost $13,024,059)				13,150,209

Total Investments (Cost $14,401,137) (a) (98.72%)				14,554,890
Other Net Assets (1.28%)				188,443
Net Assets (100.00%)				$14,743,333

(a) Aggregate cost for federal income tax purposes is $14,401,137. At August 31, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$153,753
Unrealized depreciation				—
Net unrealized appreciation				$153,753

The United States Treasury Trust	Portfolio of Investments	8/31/2011

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Bills DN (100.14%)
	$13,900,000	0.000%	9/1/2011	$13,900,000
	20,600,000	0.000%	9/8/2011	20,599,907
	14,000,000	0.000%	9/15/2011	13,999,967
	4,700,000	0.000%	9/22/2011	4,699,915
	5,500,000	0.000%	10/20/2011	5,499,860
	6,500,000	0.000%	11/17/2011	6,499,722
Total United States Treasury Bills (Cost $65,199,371)				65,199,371

Total Investments (Cost $65,199,371) (a) (100.14%)				65,199,371
Other Net Assets (-0.14%)				(93,173)
Net Assets (100.00%)				$65,106,198

(a) Aggregate cost for federal income tax purposes is $65,199,371.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/2011

Company	Shares	Value (Note 1)
Common Stock (99.16%)

Basic Materials (3.44%)
Airgas Inc	626	$40,615
Air Products & Chemicals Inc	1,615	132,220
AK Steel Holding Corp	834	7,498
Alcoa Inc	7,435	95,242
Allegheny Technologies Inc	854	42,802
CF Industries Holdings Inc	370	67,643
Cliffs Natural Resources Inc	999	82,767
Dow Chemical Co	8,728	248,312
Eastman Chemical Co	710	58,738
Ecolab Inc	1,812	97,123
EI du Pont de Nemours & Co	6,896	332,870
FMC Corp	551	41,837
Freeport-McMoRan Copper & Gold Inc	6,560	309,238
International Flavors & Fragrances Inc	683	39,628
International Paper Co	3,595	97,604
MeadWestvaco Corp	1,512	41,610
Monsanto Co	4,159	286,680
Newmont Mining Corp	3,766	235,827
Nucor Corp	2,404	86,736
PPG Industries Inc	1,387	106,230
Praxair Inc	2,341	230,565
Sherwin-Williams Co	726	54,987
Sigma-Aldrich Corp	928	59,754
Titanium Metals Corp	700	11,221
United States Steel Corp	1,093	32,921
Vulcan Materials Co	956	33,489
Total Basic Materials		2,874,157

Communications (11.51%)
Akamai Technologies Inc*	1,400	30,716
Amazon.com Inc*	2,600	559,754
American Tower Corp*	3,063	164,973
AT&T Inc	45,033	1,282,540
CBS Corp	5,761	144,313
CenturyLink Inc	4,341	156,927
Cisco Systems Inc	41,500	650,720
Comcast Corp	21,785	468,595
Corning Inc	11,875	178,481
DIRECTV*	6,602	290,290
Discovery Communications Inc*	2,163	91,452
eBay Inc*	8,960	276,595
Expedia Inc	1,700	51,527
Frontier Communications Corp	8,240	61,718
Gannett Co Inc	2,073	23,943
Google Inc*	1,840	995,366
Harris Corp	1,005	40,552
Interpublic Group of Cos Inc	4,290	37,023
JDS Uniphase Corp*	1,800	23,346
Juniper Networks Inc*	4,300	89,999
McGraw-Hill Cos Inc	2,403	101,190
MetroPCS Communications Inc*	1,990	22,208
Motorola Mobility Holdings Inc*	2,204	83,135
Motorola Solutions Inc*	2,519	106,025
News Corp	17,195	296,958
Omnicom Group Inc	2,375	96,306
priceline.com Inc*	335	179,982
QUALCOMM Inc	12,146	625,033
Scripps Networks Interactive Inc	800	34,280
Sprint Nextel Corp*	22,657	85,190
Symantec Corp*	6,780	$116,277
Tellabs Inc	3,680	15,014
Time Warner Cable Inc	2,689	176,130
Time Warner Inc	8,910	282,091
VeriSign Inc	1,467	45,697
Verizon Communications Inc	21,678	784,093
Viacom Inc	5,027	242,502
Walt Disney Co	14,679	499,967
Washington Post Co	47	16,721
Windstream Corp	4,013	50,965
Yahoo! Inc*	9,088	123,642
Total Communications		9,602,236

Consumer, Cyclical (8.87%)
Abercrombie & Fitch Co	700	44,527
AutoNation Inc*	502	20,271
AutoZone Inc*	228	69,996
Bed Bath & Beyond Inc*	2,004	113,947
Best Buy Co Inc	2,606	66,688
Big Lots Inc*	835	28,307
Carnival Corp	3,334	110,122
Cintas Corp	1,157	37,001
Coach Inc	2,633	148,027
Costco Wholesale Corp	3,327	261,303
CVS Caremark Corp	10,764	386,535
Darden Restaurants Inc	1,181	56,806
DR Horton Inc	2,596	27,310
Family Dollar Stores Inc	1,287	68,713
Fastenal Co	2,014	67,429
Ford Motor Co*	25,238	280,647
GameStop Corp*	1,500	35,895
Gap Inc	3,633	60,017
Genuine Parts Co	1,439	79,174
Goodyear Tire & Rubber Co*	1,847	23,014
Harley-Davidson Inc	2,164	83,660
Harman International Industries Inc	529	19,145
Hasbro Inc	950	36,803
Home Depot Inc	12,276	409,773
International Game Technology	2,266	34,579
JC Penney Co Inc	1,836	48,893
Johnson Controls Inc	5,136	163,736
Kohl’s Corp	2,339	108,389
Lennar Corp	1,300	19,110
Lowe’s Cos Inc	10,333	205,937
Ltd Brands Inc	2,041	77,027
Macy’s Inc	3,640	94,458
Marriott International Inc	1,935	56,657
Mattel Inc	2,758	74,107
McDonald’s Corp	7,935	717,800
Newell Rubbermaid Inc	2,365	32,732
NIKE Inc	2,973	257,610
Nordstrom Inc	1,261	57,325
O’Reilly Automotive Inc*	1,124	72,925
PACCAR Inc	2,774	104,386
Pulte Group Inc*	2,804	13,459
Ralph Lauren Corp	500	68,555
Ross Stores Inc	954	73,005
Sears Holdings Corp*	447	26,771
Southwest Airlines Co	5,662	48,806
Staples Inc	5,524	81,424
Starbucks Corp	5,669	218,937
Starwood Hotels & Resorts Worldwide Inc	1,427	63,587
Target Corp	5,741	296,637
Tiffany & Co	1,141	82,106
TJX Cos Inc	3,203	174,948
Urban Outfitters Inc*	989	25,887
VF Corp	775	$90,722
Walgreen Co	6,946	244,569
Wal-Mart Stores Inc	14,683	781,282
Whirlpool Corp	642	40,247
WW Grainger Inc	482	74,276
Wynn Resorts Ltd	526	81,383
Wyndham Worldwide Corp	1,509	49,012
Yum! Brands Inc	3,826	208,020
Total Consumer, Cyclical		7,404,414

Consumer, Non-Cyclical (22.49%)
Abbott Laboratories	11,803	619,776
Aetna Inc	3,308	132,419
Allergan Inc	2,346	191,926
Altria Group Inc	15,814	429,983
AmerisourceBergen Corp	2,503	99,069
Amgen Inc	7,324	405,786
Apollo Group Inc*	980	45,889
Archer-Daniels-Midland Co	4,902	139,609
Automatic Data Processing Inc	3,851	192,666
Avery Dennison Corp	891	25,937
Avon Products Inc	3,259	73,523
Baxter International Inc	4,600	257,508
Becton Dickinson and Co	1,809	147,216
Biogen Idec Inc*	2,057	193,769
Boston Scientific Corp*	11,526	78,146
Bristol-Myers Squibb Co	13,062	388,595
Brown-Forman Corp	848	60,844
Campbell Soup Co	1,449	46,180
Cardinal Health Inc	2,767	117,598
CareFusion Corp*	1,546	39,593
Celgene Corp*	3,507	208,561
Cephalon Inc*	569	45,884
CIGNA Corp	2,346	109,652
Clorox Co	1,128	78,622
Coca-Cola Co	17,683	1,245,767
Coca-Cola Enterprises Inc	2,425	66,979
ConAgra Foods Inc	3,380	82,540
Constellation Brands Inc*	1,669	32,996
Coventry Health Care Inc*	1,300	42,744
CR Bard Inc	736	70,111
DaVita Inc*	857	63,058
Dean Foods Co*	1,377	11,897
DENTSPLY International Inc	1,160	40,832
DeVry Inc	471	20,809
Dr Pepper Snapple Group Inc	2,104	80,962
Eli Lilly & Co	7,716	289,427
Equifax Inc	1,159	37,470
Estee Lauder Cos Inc	900	87,894
Express Scripts Inc*	4,328	203,156
Forest Laboratories Inc*	2,302	78,820
Fortune Brands Inc	1,241	70,886
General Mills Inc	4,984	188,943
Gilead Sciences Inc*	6,074	242,261
H&R Block Inc	2,712	41,005
Hershey Co	1,268	74,368
HJ Heinz Co	2,408	126,757
Hormel Foods Corp	1,064	29,377
Hospira Inc*	1,350	62,370
Humana Inc	1,388	107,764
Intuitive Surgical Inc*	313	119,363
Iron Mountain Inc	1,493	48,582
JM Smucker Co	981	70,720
Johnson & Johnson	20,556	1,352,585
Kellogg Co	1,940	105,381
Kimberly-Clark Corp	3,169	219,168
Kraft Foods Inc	13,236	463,525
Kroger Co	5,408	127,412

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
Laboratory Corp of America Holdings*	810	$67,659
Life Technologies Corp*	1,360	57,120
Lorillard Inc	1,225	136,490
Mastercard Inc	732	241,348
McCormick & Co Inc	1,075	51,374
McKesson Corp	2,045	163,457
Mead Johnson Nutrition Co	1,560	111,150
Medco Health Solutions Inc*	3,238	175,305
Medtronic Inc	8,446	296,201
Merck & Co Inc	23,310	772,027
Molson Coors Brewing Co	1,200	52,500
Monster Worldwide Inc*	1,196	11,290
Moody’s Corp	1,498	46,183
Mylan Inc*	2,332	48,412
Patterson Cos Inc	758	22,149
Paychex Inc	2,454	66,209
PepsiCo Inc	12,099	779,539
Pfizer Inc	59,982	1,138,458
Philip Morris International Inc	13,835	959,042
Procter & Gamble Co	21,172	1,348,233
Quanta Services Inc*	1,601	30,723
Quest Diagnostics Inc	1,280	64,090
Reynolds American Inc	2,940	110,456
Robert Half International Inc	1,510	36,119
RR Donnelley & Sons Co	1,958	29,860
SAIC Inc*	2,336	35,040
Safeway Inc	3,101	56,841
Sara Lee Corp	5,321	95,991
St Jude Medical Inc	2,550	116,127
Stryker Corp	2,155	105,250
SUPERVALU Inc	1,839	14,657
Sysco Corp	4,516	126,132
Tenet Healthcare Corp*	4,695	24,790
Total System Services Inc	1,504	27,298
Tyson Foods Inc	2,328	40,670
UnitedHealth Group Inc	8,267	392,848
Varian Medical Systems Inc*	1,100	62,656
Visa Inc	3,418	300,374
Watson Pharmaceuticals Inc*	836	56,112
WellPoint Inc	2,997	189,710
Western Union Co	5,814	96,047
Whole Foods Market Inc	1,300	85,839
Zimmer Holdings Inc*	1,625	92,446
Total Consumer, Non-Cyclical		18,768,902

Diversified (0.05%)
Leucadia National Corp	1,447	42,875
Total Diversified		42,875

Energy (12.16%)
Alpha Natural Resources Inc*	668	22,091
Anadarko Petroleum Corp	3,750	276,563
Apache Corp	2,565	264,375
Baker Hughes Inc	3,384	206,796
Cabot Oil & Gas Corp	791	60,005
Cameron International Corp*	1,865	96,905
Chesapeake Energy Corp	4,942	160,071
Chevron Corp	15,110	1,494,530
ConocoPhillips	11,022	750,268
Consol Energy Inc	1,500	68,490
Denbury Resources Inc*	1,906	30,401
Devon Energy Corp	3,389	229,876
Diamond Offshore Drilling Inc	576	36,708
El Paso Corp	5,972	114,304
EOG Resources Inc	1,925	178,236
EQT Corp	1,085	64,905
Exxon Mobil Corp	34,270	2,537,351
First Solar Inc*	370	$36,993
FMC Technologies Inc*	2,048	91,054
Halliburton Co	6,883	305,399
Helmerich & Payne Inc	805	45,901
Hess Corp	2,293	136,067
Marathon Oil Corp	5,401	145,395
Marathon Petroleum Corp	2,700	100,062
Murphy Oil Corp	1,600	85,728
Nabors Industries Ltd*	2,404	44,330
National Oilwell Varco Inc	3,192	211,055
Noble Energy Inc	1,400	123,704
Occidental Petroleum Corp	6,194	537,268
Peabody Energy Corp	2,200	107,360
Pioneer Natural Resources Co	880	68,790
QEP Resources Inc	1,500	52,815
Range Resources Corp	1,400	90,664
Rowan Cos Inc*	921	33,220
Schlumberger Ltd	10,278	802,917
Southwestern Energy Co*	2,800	106,260
Spectra Energy Corp	5,340	138,680
Sunoco Inc	1,006	38,369
Tesoro Corp*	1,200	28,872
Valero Energy Corp	4,652	105,693
Williams Cos Inc	4,450	120,106
Total Energy		10,148,577

Financial (13.55%)
ACE Ltd	2,500	161,450
Aflac Inc	3,570	134,660
Allstate Corp	4,094	107,427
American Express Co	7,975	396,437
American International Group Inc*	1,079	27,331
Ameriprise Financial Inc	1,978	90,395
AON Corp	2,090	97,666
Apartment Investment & Management Co	1,148	30,502
Assurant Inc	891	31,336
AvalonBay Communities Inc	722	98,466
Bank of America Corp	70,632	577,063
Bank of New York Mellon Corp	9,190	189,957
BB&T Corp	5,247	116,956
Berkshire Hathaway Inc*	12,622	921,406
BlackRock Inc	700	115,325
Boston Properties Inc	1,058	110,339
Capital One Financial Corp	3,543	163,155
CB Richard Ellis Group Inc*	2,058	31,199
Charles Schwab Corp	7,272	89,664
Chubb Corp	2,606	161,285
Cincinnati Financial Corp	1,551	43,304
Citigroup Inc	19,881	617,305
CME Group Inc	507	135,430
Comerica Inc	1,331	34,060
Discover Financial Services	4,142	104,213
E*Trade Financial Corp*	1,181	14,597
Equity Residential	2,107	128,906
Federated Investors Inc	848	15,018
Fifth Third Bancorp	6,069	64,453
First Horizon National Corp	1,791	12,609
Franklin Resources Inc	1,137	136,349
Genworth Financial Inc*	3,728	25,760
Goldman Sachs Group Inc	3,923	455,931
Hartford Financial Services Group Inc	2,922	55,927
HCP Inc	2,387	88,987
Health Care REIT Inc	938	47,800
Host Hotels & Resorts Inc	4,816	56,973
Hudson City Bancorp Inc	4,300	26,703
Huntington Bancshares Inc	5,456	$27,444
IntercontinentalExchange Inc*	600	70,770
Invesco Ltd	3,410	62,403
Janus Capital Group Inc	1,389	10,140
JPMorgan Chase & Co	29,273	1,099,494
KeyCorp	6,704	44,515
Kimco Realty Corp	3,065	54,251
Legg Mason Inc	1,239	35,274
Lincoln National Corp	2,305	47,829
Loews Corp	2,394	90,062
M&T Bank Corp	659	50,130
Marsh & McLennan Cos Inc	4,025	119,623
MetLife Inc	6,248	209,933
Morgan Stanley	10,374	181,545
NASDAQ OMX Group Inc*	1,127	26,699
Northern Trust Corp	1,843	70,826
NYSE Euronext	2,200	60,016
People’s United Financial Inc	2,887	33,922
Plum Creek Timber Co Inc	1,242	47,159
PNC Financial Services Group Inc	3,945	197,802
Principal Financial Group Inc	2,434	61,726
Progressive Corp	5,145	98,681
ProLogis Inc	1,611	43,868
Prudential Financial Inc	3,541	177,794
Public Storage	1,035	128,061
Regions Financial Corp	9,066	41,160
Simon Property Group Inc	2,175	255,563
SLM Corp	3,621	49,716
State Street Corp	3,775	134,088
SunTrust Banks Inc	3,809	75,799
T Rowe Price Group Inc	1,965	105,088
Torchmark Corp	1,180	45,088
Travelers Cos Inc	3,269	164,954
Unum Group	2,983	70,220
US Bancorp	14,594	338,727
Ventas Inc	1,297	69,364
Vornado Realty Trust	1,196	102,748
Wells Fargo & Co	36,305	947,561
Weyerhaeuser Co	3,938	71,002
XL Group Plc	2,610	54,314
Zions Bancorporation	1,054	18,382
Total Financial		11,310,085

Industrial (10.29%)
3M Co	5,402	448,258
Agilent Technologies Inc*	2,633	97,079
Amphenol Corp	1,420	66,712
Ball Corp	1,558	55,963
Bemis Co Inc	906	28,140
Boeing Co	5,545	370,739
Caterpillar Inc	4,752	432,432
CH Robinson Worldwide Inc	1,280	90,240
CSX Corp	8,985	197,131
Cummins Inc	1,539	143,004
Danaher Corp	4,166	190,844
Dover Corp	1,542	88,696
Eaton Corp	2,530	108,664
Emerson Electric Co	5,740	267,197
Expeditors International of Washington Inc	1,800	81,900
FedEx Corp	2,384	187,668
FLIR Systems Inc	1,158	29,957
Flowserve Corp	426	40,189
Fluor Corp	1,548	93,995
General Dynamics Corp	2,944	188,652
General Electric Co	79,756	1,300,820
Goodrich Corp	1,031	91,945
Honeywell International Inc	5,823	278,398

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
Illinois Tool Works Inc	2,943	$136,967
ITT Corp	1,498	70,915
Jabil Circuit Inc	1,699	28,628
Jacobs Engineering Group Inc*	1,000	37,240
L-3 Communications Holdings Inc	886	60,089
Leggett & Platt Inc	1,520	33,729
Lockheed Martin Corp	2,440	181,024
Masco Corp	3,084	27,355
Molex Inc	1,295	28,296
Norfolk Southern Corp	2,807	189,978
Northrop Grumman Corp	2,394	130,760
Owens-Illinois Inc*	1,395	26,421
Pall Corp	1,025	52,408
Parker Hannifin Corp	1,226	90,025
PerkinElmer Inc	1,021	23,350
Precision Castparts Corp	1,073	175,811
Raytheon Co	2,924	126,405
Republic Services Inc	2,465	74,837
Rockwell Automation Inc	1,085	69,581
Rockwell Collins Inc	1,357	68,474
Roper Industries Inc	694	53,403
Ryder System Inc	477	22,457
Sealed Air Corp	1,582	29,140
Snap-on Inc	609	32,222
Stanley Black & Decker Inc	1,339	82,991
Stericycle Inc*	642	56,310
Textron Inc	2,069	34,904
Thermo Fisher Scientific Inc*	3,116	171,162
Union Pacific Corp	3,850	354,855
United Parcel Service Inc	7,576	510,547
United Technologies Corp	7,154	531,185
Waste Management Inc	3,736	123,437
Waters Corp*	883	70,525
Total Industrial		8,584,054

Technology (13.12%)
Adobe Systems Inc*	3,997	100,884
Advanced Micro Devices Inc*	4,487	30,646
Altera Corp	2,432	88,500
Analog Devices Inc	2,227	73,536
Apple Inc*	6,623	2,548,728
Applied Materials Inc	10,178	115,215
Autodesk Inc*	1,888	53,242
BMC Software Inc*	1,399	56,813
Broadcom Corp*	3,543	126,308
CA Inc	3,290	69,057
Citrix Systems Inc*	1,544	93,304
Cognizant Technology Solutions Corp*	2,400	152,280
Computer Sciences Corp	1,256	38,509
Compuware Corp*	2,795	23,646
Dell Inc*	13,235	196,738
Dun & Bradstreet Corp	396	26,488
Electronic Arts Inc*	2,629	59,363
EMC Corp*	15,566	351,636
Fidelity National Information Services Inc	2,501	70,478
Fiserv Inc*	1,368	76,375
Hewlett-Packard Co	16,915	440,297
Intel Corp	42,141	848,298
International Business Machines Corp	9,018	1,550,284
Intuit Inc*	2,417	119,231
KLA-Tencor Corp	1,304	47,831
Lexmark International Inc*	856	$27,358
Linear Technology Corp	1,917	54,884
LSI Corp*	6,000	40,860
MEMC Electronic Materials Inc*	1,900	13,262
Microchip Technology Inc	1,401	45,981
Micron Technology Inc*	6,485	38,326
Microsoft Corp	56,801	1,510,907
National Semiconductor Corp	2,003	49,875
NetApp Inc*	2,586	97,285
Novellus Systems Inc*	1,106	30,935
NVIDIA Corp*	4,572	60,853
Oracle Corp	29,041	815,181
Pitney Bowes Inc	1,820	36,964
Red Hat Inc*	1,433	56,661
Salesforce.com Inc*	838	107,893
SanDisk Corp*	1,741	63,808
Teradata Corp*	1,575	82,467
Teradyne Inc*	2,030	24,563
Texas Instruments Inc	8,861	232,247
Western Digital Corp*	1,845	54,409
Xerox Corp	10,310	85,573
Xilinx Inc	2,112	65,768
Total Technology		10,953,747

Utilities (3.68%)
AES Corp*	5,611	60,935
Ameren Corp	1,808	54,710
American Electric Power Co Inc	3,645	140,806
CenterPoint Energy Inc	2,979	59,610
CMS Energy Corp	2,062	40,621
Consolidated Edison Inc	2,227	125,180
Constellation Energy Group Inc	1,533	59,005
Dominion Resources Inc	4,557	222,108
DTE Energy Co	1,258	63,604
Duke Energy Corp	9,956	188,268
Edison International	2,778	103,314
Entergy Corp	1,441	93,968
Exelon Corp	5,032	216,980
FirstEnergy Corp	3,439	152,176
Integrys Energy Group Inc	615	30,793
NextEra Energy Inc	3,154	178,895
Nicor Inc	460	25,576
NiSource Inc	2,493	53,250
Northeast Utilities	1,339	46,463
NRG Energy Inc*	1,956	45,849
Pepco Holdings Inc	1,700	33,116
PG&E Corp	2,830	119,851
Pinnacle West Capital Corp	969	42,869
PPL Corp	2,877	83,088
Progress Energy Inc	2,285	111,508
Public Service Enterprise Group Inc	3,861	131,776
SCANA Corp	845	33,986
Sempra Energy	1,880	98,738
Southern Co	6,412	265,200
TECO Energy Inc	1,982	36,271
Wisconsin Energy Corp	1,938	61,318
Xcel Energy Inc	3,728	91,970
Total Utilities		3,071,802

Total Common Stock (Cost $62,618,853)		82,760,849

Short-Term Investments (0.24%)

United States Treasury Bills (0.24%)	Par Value
United States T-Bill 09/01/2011, DN	$100,000	$100,000
United States T-Bill 11/10/2011, DN (b)	100,000	99,998
Total United States Treasury Bills		199,998

Total Short-Term Investments (Cost $200,001)		199,998

Total Investments (Cost $62,818,854) (a) (99.40%)		82,960,847
Other Net Assets (0.60%)		504,729
Net Assets (100.00%)		$83,465,576

* Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $63,334,766. At August 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$31,007,531
Unrealized depreciation		(11,381,450)
Net unrealized appreciation		$19,626,081

(b) At August 31, 2011, certain United States Treasury Bills with a market value of $99,998 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2011: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Depreciation
12 / Sept 2011 / Long		$(4,910)

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments	8/31/2011

Company	Shares	Value (Note 1)
Common Stock (98.81%)

Basic Materials (4.76%)
Albemarle Corp	11,635	$590,011
Ashland Inc	9,407	498,665
Cabot Corp	8,291	285,459
Carpenter Technology Corp	5,419	273,497
Compass Minerals International Inc	3,900	294,879
Cytec Industries Inc	6,170	280,118
Domtar Corp	4,864	390,676
Intrepid Potash Inc*	5,237	179,210
Lubrizol Corp	7,964	1,073,148
Minerals Technologies Inc	2,377	137,890
NewMarket Corp	1,215	203,731
Olin Corp	9,967	198,742
Reliance Steel & Aluminum Co	8,870	367,573
RPM International Inc	16,388	341,526
Sensient Technologies Corp	6,210	225,734
Steel Dynamics Inc	26,167	333,106
Valspar Corp	12,797	413,215
Total Basic Materials		6,087,180

Communications (3.80%)
ADTRAN Inc	7,666	238,106
AMC Networks Inc*	6,821	252,377
Digital River Inc*	4,892	98,427
Equinix Inc*	5,552	522,110
Factset Research Systems Inc	5,343	469,650
Harte-Hanks Inc	5,400	42,930
John Wiley & Sons Inc	5,992	292,350
Lamar Advertising Co*	6,762	141,393
Meredith Corp	4,491	115,868
NeuStar Inc*	1,300	32,500
New York Times Co*	14,132	115,600
Plantronics Inc	6,235	199,832
Polycom Inc*	21,422	509,844
Rackspace Hosting Inc*	11,802	431,481
RF Micro Devices Inc*	34,034	211,351
Scholastic Corp	3,237	89,859
Telephone & Data Systems Inc	4,382	112,311
TIBCO Software Inc*	20,000	447,600
tw telecom inc*	18,967	365,873
ValueClick Inc*	10,872	166,342
Total Communications		4,855,804

Consumer, Cyclical (12.72%)
99 Cents Only Stores*	5,769	107,419
Advance Auto Parts Inc	10,210	619,951
Aeropostale Inc*	12,163	135,982
Alaska Air Group Inc*	4,474	258,284
American Eagle Outfitters Inc	26,370	291,916
ANN Inc*	7,453	175,667
Ascena Retail Group Inc*	8,100	230,202
Bally Technologies Inc*	5,202	163,239
Barnes & Noble Inc	5,201	69,381
BJ’s Wholesale Club Inc*	7,067	359,145
Bob Evans Farms Inc	3,936	125,007
BorgWarner Inc*	13,815	986,252
Boyd Gaming Corp*	8,100	50,625
Brinker International Inc	13,006	293,675
Cheesecake Factory Inc*	7,645	209,855
Chico’s FAS Inc	22,589	314,439
Collective Brands Inc*	8,137	109,768
Copart Inc*	8,537	367,432
Deckers Outdoor Corp*	4,500	400,320
Dick’s Sporting Goods Inc*	11,344	398,515
Dollar Tree Inc*	15,203	1,085,797
DreamWorks Animation SKG Inc*	8,414	$177,704
Foot Locker Inc	19,852	414,311
Fossil Inc*	6,292	607,870
Guess? Inc	1,300	44,343
Hanesbrands Inc*	12,076	344,891
Herman Miller Inc	7,093	140,938
HNI Corp	5,716	117,864
Ingram Micro Inc*	20,766	370,465
International Speedway Corp	3,458	87,003
JetBlue Airways Corp*	26,163	113,809
Life Time Fitness Inc*	5,010	192,083
LKQ Corp*	17,946	459,418
Mohawk Industries Inc*	6,621	328,071
MSC Industrial Direct Co	5,580	344,119
NVR Inc*	100	63,650
Office Depot Inc*	34,148	88,785
Oshkosh Corp*	11,354	223,901
Owens & Minor Inc	7,969	234,607
Panera Bread Co*	4,000	460,600
PetSmart Inc	14,283	602,457
Polaris Industries Inc	4,074	447,610
PVH Corp	7,983	532,147
RadioShack Corp	11,828	153,882
Regis Corp	6,848	101,145
Saks Inc*	19,221	186,059
Scientific Games Corp*	7,530	66,415
Thor Industries Inc	451	10,026
Timberland Co*	5,619	241,280
Toll Brothers Inc*	17,402	299,140
Tractor Supply Co	8,986	551,471
Under Armour Inc*	4,775	338,357
Warnaco Group Inc*	5,776	308,150
Watsco Inc	3,300	196,845
Wendy’s Co	45,835	223,216
Williams-Sonoma Inc	13,419	444,303
Total Consumer, Cyclical		16,269,806

Consumer, Non-Cyclical (19.19%)
Aaron’s Inc	10,335	275,324
Alliance Data Systems Corp*	6,633	619,589
American Greetings Corp	5,009	106,291
AMERIGROUP Corp*	5,880	290,884
Bio-Rad Laboratories Inc*	2,442	245,030
Career Education Corp*	8,895	150,948
Catalyst Health Solutions Inc*	5,899	316,894
Charles River Laboratories International Inc*	5,512	182,557
Church & Dwight Co Inc	17,856	777,450
Community Health Systems Inc*	9,235	188,025
Convergys Corp*	15,607	166,215
Cooper Cos Inc	5,700	429,039
CoreLogic Inc*	12,759	145,708
Corinthian Colleges Inc*	3,417	7,517
Corn Products International Inc	9,500	444,220
Corporate Executive Board Co	4,332	142,609
Corrections Corp of America*	1,300	29,497
Covance Inc*	8,126	402,725
Deluxe Corp	6,498	143,801
Endo Pharmaceuticals Holdings Inc*	14,882	474,885
Flowers Foods Inc	14,715	280,321
Gartner Inc*	10,261	365,497
Gen-Probe Inc*	6,230	373,613
Global Payments Inc	10,285	471,362
Green Mountain Coffee Roasters Inc*	14,803	1,550,465
Hansen Natural Corp*	9,045	$771,719
Health Management Associates Inc*	31,525	259,136
Health Net Inc*	10,915	269,491
Henry Schein Inc*	11,484	756,910
Hill-Rom Holdings Inc	7,954	241,006
Hologic Inc*	32,740	544,794
IDEXX Laboratories Inc*	7,436	593,244
ITT Educational Services Inc*	3,638	262,518
Kindred Healthcare Inc*	6,130	79,322
Kinetic Concepts Inc*	8,000	540,320
Korn/Ferry International*	5,795	94,227
Lancaster Colony Corp	2,467	149,550
Lender Processing Services Inc	10,238	180,598
LifePoint Hospitals Inc*	6,951	255,102
Lincare Holdings Inc	12,967	279,180
Manpower Inc	9,957	401,068
Masimo Corp	6,809	167,978
Medicis Pharmaceutical Corp	7,549	293,656
Mednax Inc*	5,800	378,798
Navigant Consulting Inc*	600	5,694
Omnicare Inc	13,745	408,364
Perrigo Co	10,210	967,295
Pharmaceutical Product Development Inc	3,400	107,032
Ralcorp Holdings Inc*	7,197	623,044
Rent-A-Center Inc	1,976	55,684
ResMed Inc*	19,026	589,235
Rollins Inc	8,295	173,448
Ruddick Corp	5,178	211,728
Scotts Miracle-Gro Co	5,720	277,763
SEI Investments Co	17,126	293,026
Service Corp International	32,159	328,665
Smithfield Foods Inc*	19,685	431,495
Sotheby’s	8,490	315,913
STERIS Corp	7,453	239,838
Strayer Education Inc	1,778	168,288
Techne Corp	4,727	342,566
Teleflex Inc	5,042	290,016
Thoratec Corp*	7,217	247,254
Tootsie Roll Industries Inc	3,540	89,704
Towers Watson & Co	5,412	319,254
Tupperware Brands Corp	8,066	536,389
United Rentals Inc*	7,634	127,335
United Therapeutics Corp*	6,013	259,461
Universal Corp	3,132	127,472
Universal Health Services Inc	12,488	519,501
Valeant Pharmaceuticals International Inc	190	8,546
VCA Antech Inc*	1,213	22,453
Vertex Pharmaceuticals Inc*	24,455	1,107,077
WellCare Health Plans Inc*	5,371	246,153
Total Consumer, Non-Cyclical		24,538,776

Energy (6.41%)
Arch Coal Inc	25,173	511,264
Atwood Oceanics Inc*	7,177	302,080
Bill Barrett Corp*	5,594	268,232
CARBO Ceramics Inc	2,251	360,498
Cimarex Energy Co	10,599	753,483
Comstock Resources Inc*	5,831	118,661
Dresser-Rand Group Inc*	9,622	408,454
Dril-Quip Inc*	4,000	258,800
Energen Corp	9,106	447,105
Exterran Holdings Inc*	7,577	89,712
Helix Energy Solutions Group Inc*	12,997	219,519
HollyFrontier Corp	12,348	886,092

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
Northern Oil and Gas Inc*	6,417	$131,035
Oil States International Inc*	6,200	409,696
Oceaneering International Inc	13,930	594,672
Patriot Coal Corp*	10,822	159,408
Patterson-UTI Energy Inc	19,495	476,458
Plains Exploration & Production Co*	16,715	491,588
Quicksilver Resources Inc*	14,484	138,033
SM Energy Co	7,600	581,400
Superior Energy Services Inc*	9,928	350,657
Unit Corp*	5,126	244,459
Total Energy		8,201,306

Financial (18.04%)
Affiliated Managers Group Inc*	6,170	537,777
Alexandria Real Estate Equities Inc	7,322	533,115
American Financial Group Inc	10,030	333,798
Apollo Investment Corp	24,039	218,515
Arthur J Gallagher & Co	12,920	364,473
Aspen Insurance Holdings Ltd	8,690	208,647
Astoria Financial Corp	10,346	105,633
BancorpSouth Inc	8,709	98,325
Bank of Hawaii Corp	6,084	252,912
BRE Properties Inc	8,704	437,463
Brown & Brown Inc	14,962	314,352
Camden Property Trust	8,144	544,182
Cathay General Bancorp	9,505	121,854
City National Corp	5,490	246,446
Commerce Bancshares Inc	9,719	384,581
Cousins Properties Inc	12,923	93,304
Cullen/Frost Bankers Inc	7,607	387,881
Duke Realty Corp	29,949	355,495
East West Bancorp Inc	17,900	298,751
Eaton Vance Corp	14,907	363,880
Equity One Inc	4,171	75,120
Essex Property Trust Inc	3,863	554,534
Everest Re Group Ltd	7,263	586,124
Federal Realty Investment Trust	7,765	703,121
Fidelity National Financial Inc	29,241	496,805
First American Financial Corp	12,759	194,575
First Niagara Financial Group Inc	38,086	409,805
FirstMerit Corp	12,951	161,369
Fulton Financial Corp	22,371	205,142
Greenhill & Co Inc	3,000	106,590
Hancock Holding Co	9,900	309,177
Hanover Insurance Group Inc	5,550	197,136
HCC Insurance Holdings Inc	14,278	417,489
Highwoods Properties Inc	9,021	295,528
Hospitality Properties Trust	14,634	343,606
International Bancshares Corp	6,582	103,008
Jefferies Group Inc	16,896	277,263
Jones Lang LaSalle Inc	5,309	355,225
Kemper Corp	6,331	162,327
Liberty Property Trust	6,492	220,338
Macerich Co	16,036	786,405
Mack-Cali Realty Corp	9,981	310,908
Mercury General Corp	618	24,417
New York Community Bancorp Inc	30,459	390,180
Old Republic International Corp	30,543	303,597
Omega Healthcare Investors Inc	12,046	218,635
Potlatch Corp	5,047	169,377
Prosperity Bancshares Inc	5,888	$222,861
Protective Life Corp	10,115	192,084
Raymond James Financial Inc	12,533	351,927
Rayonier Inc	15,128	634,447
Realty Income Corp	15,035	521,414
Regency Centers Corp	10,657	439,708
Reinsurance Group of America Inc	9,239	493,085
Senior Housing Properties Trust	18,003	428,291
SL Green Realty Corp	9,801	708,024
StanCorp Financial Group Inc	6,237	190,540
SVB Financial Group*	5,204	239,800
Synovus Financial Corp	96,764	140,308
Taubman Centers Inc	6,600	380,358
TCF Financial Corp	18,853	196,825
Transatlantic Holdings Inc	7,406	374,966
Trustmark Corp	6,874	147,791
UDR Inc	24,632	657,921
Ventas Inc	11,375	608,335
Waddell & Reed Financial Inc	10,830	338,113
Washington Federal Inc	13,168	197,915
Webster Financial Corp	1,638	29,648
Weingarten Realty Investors	14,841	361,675
Westamerica Bancorporation	3,706	157,171
WR Berkley Corp	15,737	486,116
Total Financial		23,078,508

Industrial (17.96%)
Acuity Brands Inc	5,100	234,804
Aecom Technology Corp*	3,591	81,588
AGCO Corp*	11,733	502,642
Alexander & Baldwin Inc	5,208	220,975
Alliant Techsystems Inc	4,179	265,241
AMETEK Inc	20,529	802,273
AptarGroup Inc	8,577	432,967
Arrow Electronics Inc*	15,201	474,271
Avnet Inc*	19,199	503,782
BE Aerospace Inc*	12,829	446,834
Brink’s Co	5,706	146,644
Carlisle Cos Inc	7,775	304,858
Clean Harbors Inc*	5,790	311,907
Commercial Metals Co	14,094	165,605
Con-way Inc	6,247	159,861
Crane Co	5,938	250,881
Donaldson Co Inc	9,808	578,476
Eastman Kodak Co*	31,894	101,423
Energizer Holdings Inc*	8,854	668,300
Esterline Technologies Corp*	3,622	272,700
Gardner Denver Inc	6,468	509,614
GATX Corp	5,850	212,121
General Cable Corp*	6,184	186,448
Gentex Corp	17,493	453,856
Graco Inc	7,611	300,482
Granite Construction Inc	4,268	88,476
Harsco Corp	10,193	233,012
Hubbell Inc	7,248	428,574
Huntington Ingalls Industries Inc*	6,000	179,640
IDEX Corp	10,258	381,392
Itron Inc*	1,330	52,961
JB Hunt Transport Services Inc	10,939	439,638
Kansas City Southern*	13,009	704,567
KBR Inc	18,352	551,478
Kennametal Inc	10,331	380,801
Kirby Corp*	6,829	375,868
Landstar System Inc	6,452	261,241
Lennox International Inc	6,180	$192,940
Lincoln Electric Holdings Inc	10,794	367,320
Louisiana-Pacific Corp*	15,807	105,433
Martin Marietta Materials Inc	5,665	401,252
Mettler-Toledo International Inc*	4,283	682,153
Mine Safety Appliances Co	3,834	118,471
National Instruments Corp	10,801	274,669
Nordson Corp	8,528	374,379
Overseas Shipholding Group Inc	2,966	52,884
Packaging Corp of America	13,070	331,325
Pentair Inc	12,481	428,348
Regal-Beloit Corp	4,674	274,784
Rock-Tenn Co	8,192	439,665
Shaw Group Inc*	7,800	181,818
Silgan Holdings Inc	6,792	257,621
Sonoco Products Co	12,693	400,972
SPX Corp	6,256	355,904
Tech Data Corp*	6,457	303,996
Temple-Inland Inc	13,567	328,321
Terex Corp*	13,719	221,287
Thomas & Betts Corp*	6,646	290,297
Tidewater Inc	6,562	351,723
Timken Co	10,079	396,609
Trimble Navigation Ltd*	15,277	567,388
Trinity Industries Inc	10,062	277,309
Triumph Group Inc	4,534	237,491
UTi Worldwide Inc	12,169	164,829
Valmont Industries Inc	2,476	229,104
Vishay Intertechnology Inc*	19,987	227,852
Wabtec Corp	6,037	367,593
Waste Connections Inc	14,982	518,227
Werner Enterprises Inc	5,556	129,344
Woodward Inc	7,201	233,456
Worthington Industries Inc	7,733	125,661
Zebra Technologies Corp*	2,615	93,957
Total Industrial		22,970,583

Technology (9.04%)
ACI Worldwide Inc*	4,316	129,092
Acxiom Corp*	9,766	107,133
Advent Software Inc*	4,408	102,222
Allscripts Healthcare Solutions Inc*	22,600	405,783
ANSYS Inc*	11,257	607,653
Atmel Corp*	57,581	524,563
Broadridge Financial Solutions Inc	17,370	361,643
Cadence Design Systems Inc*	34,111	315,186
Concur Technologies Inc*	5,500	230,010
Cree Inc*	6,513	211,217
Cypress Semiconductor Corp*	20,441	323,785
Diebold Inc	7,743	221,760
DST Systems Inc	4,985	233,896
Fair Isaac Corp	6,115	156,238
Fairchild Semiconductor International Inc*	15,263	202,387
Informatica Corp*	12,539	523,879
Integrated Device Technology Inc*	17,565	99,418
International Rectifier Corp*	9,046	206,158
Intersil Corp	14,892	167,237
Jack Henry & Associates Inc	10,748	314,272
Lam Research Corp*	14,950	555,542
Mentor Graphics Corp*	13,167	147,339
MICROS Systems Inc*	10,112	481,938
MSCI Inc*	14,242	492,346

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
NCR Corp*	20,205	$348,132
Parametric Technology Corp*	14,961	269,298
QLogic Corp*	13,018	181,861
Quest Software Inc*	7,913	136,341
Riverbed Technology Inc*	18,196	450,897
Rovi Corp*	13,388	654,539
Semtech Corp*	7,825	166,907
Silicon Laboratories Inc*	5,796	200,368
Skyworks Solutions Inc*	23,000	474,490
Solera Holdings Inc	8,837	518,290
Synopsys Inc*	18,497	478,702
Varian Semiconductor Equipment Associates Inc*	9,120	558,919
Total Technology		11,559,441

Utilities (6.89%)
AGL Resources Inc	9,823	406,869
Alliant Energy Corp	14,041	569,643
Atmos Energy Corp	11,752	394,162
Aqua America Inc	17,295	381,874
Black Hills Corp	4,932	150,919
Cleco Corp	7,676	272,728
DPL Inc	15,200	454,784
Great Plains Energy Inc	16,116	315,068
Hawaiian Electric Industries Inc	11,684	280,650
IDACORP Inc	6,047	230,995
MDU Resources Group Inc	23,828	508,490
National Fuel Gas Co	10,224	627,242
NSTAR	13,555	$619,735
NV Energy Inc	29,785	444,392
OGE Energy Corp	12,284	614,814
PNM Resources Inc	9,837	147,162
Questar Corp	21,800	408,532
Southern Union Co	15,746	659,442
UGI Corp	13,806	410,867
Vectren Corp	10,299	281,884
Westar Energy Inc	13,837	368,756
WGL Holdings Inc	6,363	263,174
Total Utilities		8,812,182

Total Common Stock (Cost $95,040,380)		126,373,586

Short-Term Investments (0.31%)

United States Treasury Bills (0.31%)	Par Value
United States T-Bill 09/01/2011, DN	$200,000	200,000
United States T-Bill 11/10/2011, DN (b)	200,000	199,996
Total United States Treasury Bills		399,996

Total Short-Term Investments (Cost $400,002)		399,996

Total Investments (Cost $95,440,382) (a) (99.12%)		$126,773,582
Other Net Assets (0.88%)		1,128,339
Net Assets (100.00%)		$127,901,921

* Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $95,845,261. At August 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$36,252,488
Unrealized depreciation		(5,324,167)
Net unrealized appreciation		$30,928,321

(b) At August 31, 2011, certain United States Treasury Bills with a market value of $199,996 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2011: Contracts - $100 times premium / delivery month / commitment

S&P Midcap 400 E-mini	Unrealized Appreciation
17 / Sept 2011 / Long		$37,048
S&P SmallCap Index Fund	Portfolio of Investments	8/31/2011

Company	Shares	Value (Note 1)
Common Stock (95.00%)

Basic Materials (3.58%)
AMCOL International Corp	1,832	$53,311
American Vanguard Corp	1,345	16,059
Arch Chemicals Inc	1,815	85,178
Balchem Corp	2,076	85,739
Buckeye Technologies Inc	2,745	74,637
Century Aluminum Co*	4,083	49,690
Clearwater Paper Corp*	1,504	55,377
Deltic Timber Corp	776	45,264
Hawkins Inc	618	22,403
HB Fuller Co	3,547	78,637
Kaiser Aluminum Corp	1,000	51,870
KapStone Paper and Packaging Corp*	2,655	39,905
Kraton Performance Polymers Inc*	2,255	54,052
Materion Corp*	1,269	36,420
Neenah Paper Inc	750	13,110
OM Group Inc*	2,228	70,472
PolyOne Corp	6,787	85,720
Quaker Chemical Corp	909	30,306
Schulman A Inc	2,273	41,460
Schweitzer-Mauduit International Inc	1,246	74,735
Stepan Co	561	42,440
Wausau Paper Corp	3,194	21,304
Zep Inc	1,342	23,659
Total Basic Materials		1,151,748

Communications (4.43%)
Anixter International Inc	2,047	120,793
Arris Group Inc*	8,093	88,376
Atlantic Tele-Network Inc	630	$20,916
Black Box Corp	1,103	27,266
Blue Coat Systems Inc*	3,002	44,069
Blue Nile Inc*	1,051	40,810
Cbeyond Inc*	1,695	15,747
Cincinnati Bell Inc*	14,029	47,558
comScore Inc*	1,837	29,300
Comtech Telecommunications Corp	1,983	55,207
DealerTrack Holdings Inc*	2,690	50,357
DG FastChannel Inc*	1,700	37,230
Dolan Co*	2,121	17,965
eResearchTechnology Inc*	2,768	14,421
EW Scripps Co*	1,800	15,120
General Communication Inc*	2,942	26,125
Harmonic Inc*	6,254	29,769
Infospace Inc*	1,900	18,164
j2 Global Communications Inc	3,311	105,786
Liquidity Services Inc*	1,100	26,400
LogMeIn Inc*	1,100	34,375
Netgear Inc*	2,491	69,275
Network Equipment Technologies Inc*	1,066	2,729
Neutral Tandem Inc*	1,995	23,721
Novatel Wireless Inc*	1,500	5,025
NTELOS Holdings Corp	1,813	35,625
Nutrisystem Inc	1,800	23,022
Oplink Communications Inc*	1,360	22,481
PC-Tel Inc*	942	6,001
Perficient Inc*	1,900	16,720
Sourcefire Inc*	1,900	52,478
Stamps.com Inc	1,100	21,604
Symmetricom Inc*	2,100	11,466
Tekelec*	4,296	30,931
United Online Inc	5,300	$28,726
USA Mobility Inc	1,400	21,238
Viasat Inc*	3,352	118,996
Websense Inc*	2,754	56,650
XO Group Inc*	1,600	14,464
Total Communications		1,426,906

Consumer, Cyclical (15.99%)
Allegiant Travel Co*	1,000	46,950
Arctic Cat Inc*	1,013	15,884
Audiovox Corp*	1,050	6,731
Big 5 Sporting Goods Corp	1,300	9,659
Biglari Holdings Inc*	103	33,914
BJ’s Restaurants Inc*	1,643	75,857
Brightpoint Inc*	4,688	44,677
Brown Shoe Co Inc	2,695	22,180
Brunswick Corp	6,164	97,946
Buckle Inc	1,889	74,427
Buffalo Wild Wings Inc*	1,200	73,956
Cabela’s Inc*	2,913	68,310
Callaway Golf Co	3,839	21,575
Carter’s Inc*	4,164	128,793
Casey’s General Stores Inc	3,031	136,395
Cash America International Inc	2,136	119,360
Cato Corp	1,862	47,258
CEC Entertainment Inc	1,417	44,012
Childrens Place Retail Stores Inc*	1,875	80,475
Christopher & Banks Corp	1,875	8,925
Coinstar Inc*	2,297	104,720
Cracker Barrel Old Country Store Inc	1,672	70,826
CROCS Inc*	6,066	165,965

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
DineEquity Inc*	1,133	$47,473
DTS Inc*	1,151	35,359
Ethan Allen Interiors Inc	1,913	32,884
Ezcorp Inc*	3,603	120,881
Finish Line Inc	3,854	77,465
First Cash Financial Services Inc*	2,107	98,418
Fred’s Inc	2,610	29,885
G&K Services Inc	1,371	38,690
Genesco Inc*	1,705	90,399
Group 1 Automotive Inc	1,718	71,727
Haverty Furniture Cos Inc	1,157	13,710
Hibbett Sports Inc*	2,017	75,557
HOT Topic Inc	2,397	19,847
HSN Inc*	2,806	90,185
Iconix Brand Group Inc*	5,255	102,893
Interface Inc	4,469	67,393
Interval Leisure Group Inc*	2,925	36,855
Jack in the Box Inc*	3,444	71,532
Jakks Pacific Inc*	1,604	27,268
JOS A Bank Clothiers Inc*	1,993	102,141
K-Swiss Inc*	1,713	9,147
Kirkland’s Inc*	1,134	10,501
La-Z-Boy Inc*	3,743	32,938
Lithia Motors Inc	1,577	29,758
Liz Claiborne Inc*	6,200	32,364
Lumber Liquidators Holdings Inc*	1,620	24,527
M/I Homes Inc*	700	5,768
Maidenform Brands Inc*	1,687	42,884
Marcus Corp	1,435	14,034
MarineMax Inc*	800	5,432
Men’s Wearhouse Inc	3,812	110,205
Meritage Homes Corp*	2,050	38,397
Mobile Mini Inc*	3,247	61,855
Monarch Casino & Resort Inc*	600	6,102
Multimedia Games Holding Co Inc*	1,431	7,055
MWI Veterinary Supply Inc*	903	66,822
O’Charleys Inc*	1,466	8,239
OfficeMax Inc*	5,911	37,062
Oxford Industries Inc	832	29,802
Papa John’s International Inc*	1,264	37,604
PEP Boys-Manny Moe & Jack	3,075	30,381
Perry Ellis International Inc*	700	16,086
PetMed Express Inc	1,300	13,169
PF Chang’s China Bistro Inc	1,512	45,572
Pinnacle Entertainment Inc*	4,467	61,287
Pool Corp	3,525	91,403
Quiksilver Inc*	9,389	39,246
Red Robin Gourmet Burgers Inc*	1,127	35,162
Ruby Tuesday Inc*	4,509	37,560
rue21 Inc*	1,088	27,265
Ruth’s Hospitality Group Inc*	1,000	5,290
Scansource Inc*	1,941	60,074
School Specialty Inc*	1,075	10,223
Select Comfort Corp*	4,002	63,552
Shuffle Master Inc*	3,655	32,383
Skechers U.S.A. Inc*	2,470	39,841
Skyline Corp	400	4,368
Skywest Inc	3,479	44,357
Sonic Automotive Inc	2,552	35,422
Sonic Corp*	3,769	34,939
Spartan Motors Inc	1,900	8,702
Stage Stores Inc	2,706	44,189
Standard Motor Products Inc	916	12,064
Standard Pacific Corp*	7,590	19,506
Stein Mart Inc	1,360	$9,629
Steven Madden Ltd*	2,517	90,914
Superior Industries International Inc	1,678	28,895
Texas Roadhouse Inc	4,235	60,561
Toro Co	2,194	119,727
True Religion Apparel Inc*	1,828	55,754
Tuesday Morning Corp*	1,500	5,985
Unifirst Corp	1,059	54,835
United Stationers Inc	3,342	105,407
Universal Electronics Inc*	800	15,568
Vitamin Shoppe Inc*	1,700	75,310
Winnebago Industries Inc*	1,700	13,345
Wolverine World Wide Inc	3,581	130,384
World Fuel Services Corp	4,804	178,420
Zale Corp*	2,067	8,433
Zumiez Inc*	1,300	24,037
Total Consumer, Cyclical		5,149,098

Consumer, Non-Cyclical (18.85%)
Abaxis Inc*	1,625	40,414
ABM Industries Inc	3,436	70,232
Affymetrix Inc*	4,911	27,502
Air Methods Corp*	805	53,573
Align Technology Inc*	4,938	94,316
Alliance One International Inc*	4,676	14,916
Almost Family Inc*	422	8,343
Amedisys Inc*	2,128	36,112
American Public Education Inc*	1,343	55,358
AMN Healthcare Services Inc*	2,822	15,549
Amsurg Corp*	2,051	46,414
Andersons Inc	1,335	53,680
Arbitron Inc	1,954	73,373
Arqule Inc*	3,181	13,869
B&G Foods Inc	3,200	58,272
Bio-Reference Labs Inc*	1,534	31,048
Blyth Inc	354	20,150
Boston Beer Co Inc*	658	53,344
Cal-Maine Foods Inc	800	25,976
Calavo Growers Inc	699	13,980
Cambrex Corp*	1,239	6,158
Cantel Medical Corp	765	19,071
Capella Education Co*	1,176	37,608
Cardtronics Inc*	2,030	50,263
CDI Corp	607	6,835
Centene Corp*	3,583	114,262
Central Garden and Pet Co*	3,900	30,693
Chemed Corp	1,524	88,468
CONMED Corp*	1,925	45,141
Consolidated Graphics Inc*	696	26,852
Corinthian Colleges Inc*	5,867	12,907
Corvel Corp*	500	22,810
Cross Country Healthcare Inc*	1,840	9,071
CryoLife Inc*	1,813	9,264
Cubist Pharmaceuticals Inc*	4,291	148,854
Cyberonics Inc*	1,759	49,621
Diamond Foods Inc	1,527	120,419
Emergent Biosolutions Inc*	1,553	28,063
Ensign Group Inc	910	21,230
Enzo Biochem Inc*	1,519	4,435
Forrester Research Inc	996	33,565
Gentiva Health Services Inc*	1,927	14,664
Geo Group Inc*	4,480	96,186
Greatbatch Inc*	1,517	33,905
Haemonetics Corp*	1,834	114,643
Hain Celestial Group Inc*	3,105	$98,211
Hanger Orthopedic Group Inc*	2,395	44,978
Healthcare Services Group Inc	4,779	74,935
Healthspring Inc*	4,716	184,112
Healthways Inc*	1,971	24,756
Heartland Payment Systems Inc	2,657	57,152
Heidrick & Struggles International Inc	972	20,188
Helen of Troy Ltd*	2,216	66,524
Hi-Tech Pharmacal Co Inc*	736	20,615
Hillenbrand Inc	4,521	92,228
HMS Holdings Corp*	6,036	158,323
ICU Medical Inc*	855	35,226
Insperity Inc	1,536	38,246
Integra LifeSciences Holdings Corp*	1,486	59,262
Inter Parfums Inc	1,098	18,183
Invacare Corp	2,104	52,852
IPC The Hospitalist Co Inc*	1,130	45,313
J&J Snack Foods Corp	1,032	52,230
Kelly Services Inc	1,581	24,031
Kensey Nash Corp*	574	15,762
Kid Brands Inc*	958	3,573
Landauer Inc	600	30,936
LCA-Vision Inc*	1,173	3,320
LHC Group Inc*	1,000	19,980
Live Nation Entertainment Inc*	11,277	104,312
Magellan Health Services Inc*	2,257	112,557
MAXIMUS Inc	2,478	91,661
Medcath Corp*	1,465	20,364
Medicines Co*	3,853	56,177
Medifast Inc*	932	15,294
Meridian Bioscience Inc	2,957	54,705
Merit Medical Systems Inc*	2,243	32,636
Midas Inc*	700	5,635
Molina Healthcare Inc*	1,850	35,576
Monro Muffler Brake Inc	2,193	86,689
Nash Finch Co	881	28,016
Natus Medical Inc*	2,086	21,861
Navigant Consulting Inc*	3,400	32,266
Neogen Corp*	1,668	57,913
NuVasive Inc*	2,750	66,633
On Assignment Inc*	2,167	16,469
Palomar Medical Technologies Inc*	1,000	8,050
Par Pharmaceutical Cos Inc*	2,591	77,030
Parexel International Corp*	4,229	86,187
Peet’s Coffee & Tea Inc*	942	54,872
PharMerica Corp*	1,800	26,514
Prestige Brands Holdings Inc*	3,400	36,618
PSS World Medical Inc*	3,994	94,179
Questcor Pharmaceuticals Inc*	4,322	129,876
Regeneron Pharmaceuticals Inc*	5,324	314,275
Salix Pharmaceuticals Ltd*	4,028	122,653
Sanderson Farms Inc	1,357	53,194
Savient Pharmaceuticals Inc*	5,115	21,995
Seneca Foods Corp*	660	15,451
SFN Group Inc*	3,098	43,403
Snyders-Lance Inc	3,213	71,554
Spartan Stores Inc	1,300	20,982
Standard Register Co	613	1,723
SurModics Inc*	809	8,624
Symmetry Medical Inc*	2,200	18,326
TeleTech Holdings Inc*	1,900	33,706

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
TreeHouse Foods Inc*	2,461	$134,814
TrueBlue Inc*	2,823	39,663
United Natural Foods Inc*	3,349	136,204
Universal Technical Institute Inc*	1,300	18,928
Viad Corp	1,409	28,983
Viropharma Inc*	5,643	111,788
WD-40 Co	1,126	46,324
West Pharmaceutical Services Inc	2,406	96,529
Wright Express Corp*	2,661	112,135
Zoll Medical Corp*	1,563	69,835
Total Consumer, Non-Cyclical		6,065,524

Energy (3.14%)
Basic Energy Services Inc*	1,681	36,747
Contango Oil & Gas Co*	893	54,143
Georesources Inc*	1,229	28,636
Gulf Island Fabrication Inc	900	22,140
Gulfport Energy Corp*	2,681	77,481
Headwaters Inc*	2,223	4,779
Hornbeck Offshore Services Inc*	1,680	40,958
ION Geophysical Corp*	10,598	74,928
Lufkin Industries Inc	2,217	137,964
Matrix Service Co*	1,500	16,305
Penn Virginia Corp	3,291	26,855
Petroleum Development Corp*	1,627	38,739
Petroquest Energy Inc*	4,015	30,514
Pioneer Drilling Co*	3,915	49,486
SEACOR Holdings Inc	1,546	137,192
Stone Energy Corp*	3,374	89,107
Swift Energy Co*	2,894	89,280
Tetra Technologies Inc*	5,529	56,672
Total Energy		1,011,926

Financial (18.23%)
Acadia Realty Trust	2,910	61,343
AMERISAFE Inc*	1,249	24,643
Bank Mutual Corp	3,500	11,130
Bank of the Ozarks Inc	1,654	37,579
BioMed Realty Trust Inc	9,097	166,383
Boston Private Financial Holdings Inc	5,516	34,365
Brookline Bancorp Inc	3,628	30,548
Calamos Asset Management Inc	1,436	16,930
Cedar Shopping Centers Inc	2,600	9,568
City Holding Co	946	28,730
Colonial Properties Trust	5,839	122,736
Columbia Banking System Inc	2,734	44,701
Community Bank System Inc	2,657	66,505
Cowen Group Inc*	3,493	12,156
Delphi Financial Group Inc	3,777	91,328
DiamondRock Hospitality Co	11,511	89,095
Dime Community Bancshares Inc	1,914	23,083
EastGroup Properties Inc	1,946	78,638
eHealth Inc*	1,639	20,881
Employers Holdings Inc	3,092	37,815
Entertainment Properties Trust	3,235	136,291
Extra Space Storage Inc	6,709	144,243
First Commonwealth Financial Corp	6,811	30,650
First BanCorp*	341	1,153
First Financial Bancorp	4,036	64,455
First Financial Bankshares Inc	2,100	62,181
First Midwest Bancorp Inc	5,380	$47,236
FNB Corp	9,147	82,049
Forestar Group Inc*	2,556	32,180
Franklin Street Properties Corp	5,114	66,687
Getty Realty Corp	1,740	33,077
Glacier Bancorp Inc	5,190	59,737
Hanmi Financial Corp*	4,600	4,462
Healthcare Realty Trust Inc	5,250	91,823
Home Bancshares Inc/AR	1,581	37,122
Home Properties Inc	2,616	174,931
Horace Mann Educators Corp	2,400	31,968
Independent Bank Corp	1,385	33,032
Infinity Property & Casualty Corp	809	41,299
Inland Real Estate Corp	5,518	44,751
Interactive Brokers Group Inc	2,600	39,026
Investment Technology Group Inc*	2,751	31,306
Kilroy Realty Corp	4,162	148,707
Kite Realty Group Trust	4,572	19,614
LaSalle Hotel Properties	5,972	112,274
Lexington Realty Trust	9,737	71,859
LTC Properties Inc	2,154	58,136
Meadowbrook Insurance Group Inc	3,842	36,038
Medical Properties Trust Inc	7,736	82,698
Mid-America Apartment Communities Inc	2,577	184,203
Nara Bancorp Inc*	2,741	19,461
National Financial Partners Corp*	3,143	40,168
National Penn Bancshares Inc	8,848	64,148
National Retail Properties Inc	6,045	164,786
Navigators Group Inc*	800	35,816
NBT Bancorp Inc	2,269	46,106
Northwest Bancshares Inc	7,350	87,612
Old National Bancorp	6,839	67,091
optionsXpress Holdings Inc	3,070	38,682
PacWest Bancorp	2,355	37,798
Parkway Properties Inc	1,585	21,524
Pennsylvania Real Estate Investment Trust	3,850	39,694
Pinnacle Financial Partners Inc*	2,104	26,679
Piper Jaffray Cos*	1,018	24,259
Portfolio Recovery Associates Inc*	1,234	90,242
Post Properties Inc	3,391	141,744
Presidential Life Corp	1,505	14,433
PrivateBancorp Inc	4,223	37,500
ProAssurance Corp*	2,201	159,704
Prospect Capital Corp	7,016	61,600
Provident Financial Services Inc	3,500	43,960
PS Business Parks Inc	1,301	71,126
RLI Corp	1,092	69,036
S&T Bancorp Inc	1,500	27,825
Safety Insurance Group Inc	1,100	42,900
Saul Centers Inc	796	28,162
Selective Insurance Group Inc	3,893	59,213
Signature Bank*	2,822	156,931
Simmons First National Corp	1,247	28,706
Sovran Self Storage Inc	1,996	81,117
Sterling Bancorp	2,227	19,108
Stewart Information Services Corp	928	8,844
Stifel Financial Corp*	3,669	110,364
Susquehanna Bancshares Inc	9,024	60,551
SWS Group Inc	1,780	7,690
Tanger Factory Outlet Centers	5,630	$158,371
Texas Capital Bancshares Inc*	2,500	64,175
Tompkins Financial Corp	440	17,094
Tower Group Inc	2,994	71,886
Trustco Bank Corp NY	5,018	23,434
UMB Financial Corp	2,165	83,959
Umpqua Holdings Corp	8,270	80,798
United Bankshares Inc	2,770	62,242
United Community Banks Inc*	1,366	14,138
United Fire & Casualty Co	1,500	27,165
Universal Health Realty Income Trust	868	32,481
Urstadt Biddle Properties Inc	1,400	23,534
Wilshire Bancorp Inc*	4,087	12,588
Wintrust Financial Corp	2,389	75,445
World Acceptance Corp*	1,143	74,466
Total Financial		5,867,701

Industrial (16.81%)
AAON Inc	1,200	21,012
AAR Corp	2,578	60,815
Actuant Corp	4,944	99,276
Advanced Energy Industries Inc*	2,791	27,882
Aerovironment Inc*	1,045	29,950
Albany International Corp	1,699	36,936
AM Castle & Co*	759	9,214
American Science & Engineering Inc	603	40,666
Analogic Corp	900	44,568
AO Smith Corp	2,262	88,874
Apogee Enterprises Inc	1,775	16,667
Applied Industrial Technologies Inc	2,727	83,501
Arkansas Best Corp	1,834	37,872
Astec Industries Inc*	1,314	45,478
AZZ Inc	804	38,053
Badger Meter Inc	981	34,364
Barnes Group Inc	3,255	74,930
Bel Fuse Inc	579	10,040
Belden Inc	3,409	104,009
Benchmark Electronics Inc*	4,413	59,796
Brady Corp	3,802	104,555
Briggs & Stratton Corp	3,633	58,673
Bristow Group Inc	2,619	115,184
Calgon Carbon Corp*	4,071	64,403
Cascade Corp	600	25,650
Ceradyne Inc*	1,721	53,971
Checkpoint Systems Inc*	2,878	43,832
CIRCOR International Inc	1,124	38,789
CLARCOR Inc	3,503	163,029
Cognex Corp	2,975	95,200
Comfort Systems USA Inc	2,300	21,988
CTS Corp	1,721	16,522
Cubic Corp	1,138	47,716
Curtiss-Wright Corp	3,343	102,931
Cymer Inc*	2,176	88,041
Daktronics Inc	1,886	18,181
Darling International Inc*	8,110	136,654
Drew Industries Inc	1,200	23,892
Dycom Industries Inc*	2,323	42,348
Eagle Materials Inc	3,190	62,907
Electro Scientific Industries Inc*	1,841	27,836
EMCOR Group Inc*	4,813	110,266
Encore Wire Corp	1,100	24,651
EnPro Industries Inc*	1,486	57,687
ESCO Technologies Inc	1,736	53,590

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
Exponent Inc*	1,013	$42,809
FARO Technologies Inc*	1,000	37,970
Federal Signal Corp	4,325	23,571
FEI Co*	2,783	89,028
Forward Air Corp	2,103	59,746
GenCorp Inc*	4,277	19,033
Gibraltar Industries Inc*	1,600	14,208
Griffon Corp*	2,720	23,773
Heartland Express Inc	3,631	55,191
HUB Group Inc*	2,500	78,725
II-VI Inc*	3,686	72,817
Insituform Technologies Inc*	2,572	42,515
Intermec Inc*	3,246	23,923
Intevac Inc*	1,100	9,031
John Bean Technologies Corp	2,067	32,659
Kaman Corp	1,879	64,168
Kaydon Corp	2,247	75,544
Knight Transportation Inc	4,476	67,811
Koppers Holdings Inc	1,485	49,347
Lawson Products Inc	456	7,779
Lindsay Corp	905	56,291
Littelfuse Inc	1,627	75,477
LoJack Corp*	1,100	3,531
LSB Industries Inc*	1,129	45,104
Lydall Inc*	745	8,128
Methode Electronics Inc	2,454	23,976
Moog Inc*	3,279	130,767
Movado Group Inc	1,100	15,136
Mueller Industries Inc	2,732	128,786
Myers Industries Inc	2,549	27,733
National Presto Industries Inc	327	31,719
NCI Building Systems Inc*	1,238	11,971
Newport Corp*	2,500	32,350
Old Dominion Freight Line Inc*	3,027	97,227
Olympic Steel Inc	500	10,360
Orbital Sciences Corp*	3,900	60,996
Orion Marine Group Inc*	1,870	12,024
OSI Systems Inc*	1,366	53,137
Park Electrochemical Corp	1,318	32,621
Plexus Corp*	2,500	66,450
Powell Industries Inc*	616	23,051
Pulse Electronics Corp	2,470	8,299
Quanex Building Products Corp	2,706	34,934
Robbins & Myers Inc	3,121	149,963
Rofin-Sinar Technologies Inc*	2,059	47,542
Rogers Corp*	1,150	57,351
RTI International Metals Inc*	2,177	57,995
Simpson Manufacturing Co Inc	2,893	82,248
Standex International Corp	901	26,219
STR Holdings Inc*	2,800	31,780
Sturm Ruger & Co Inc	1,292	42,985
Teledyne Technologies Inc*	2,644	144,335
Tetra Tech Inc*	4,496	89,515
Texas Industries Inc	2,008	71,505
Tredegar Corp	1,471	24,625
TTM Technologies Inc*	3,120	34,850
Universal Forest Products Inc	1,181	36,091
Vicor Corp	1,051	11,866
Watts Water Technologies Inc	2,113	59,840
Total Industrial		5,410,825

Technology (9.60%)
Agilysys Inc*	1,491	13,494
ATMI Inc*	2,001	34,277
Avid Technology Inc*	2,399	23,606
Blackbaud Inc	3,212	80,428
Bottomline Technologies Inc*	2,200	$50,534
Brooks Automation Inc*	4,331	40,971
Cabot Microelectronics Corp*	1,677	66,678
CACI International Inc*	2,194	120,802
Ceva Inc*	1,529	40,671
Ciber Inc*	5,122	16,800
Cirrus Logic Inc*	4,885	74,154
Cohu Inc	1,484	16,458
CommVault Systems Inc*	3,146	106,681
Computer Programs & Systems Inc	791	56,019
CSG Systems International Inc*	2,100	28,056
Digi International Inc*	1,689	21,231
Diodes Inc*	2,499	50,030
DSP Group Inc*	1,496	9,679
Ebix Inc*	2,652	43,440
EPIQ Systems Inc	2,381	29,810
Exar Corp*	2,852	17,283
Hittite Microwave Corp*	1,713	93,050
iGate Corp	2,019	22,653
Insight Enterprises Inc*	2,982	56,121
Interactive Intelligence Group*	761	24,596
JDA Software Group Inc*	3,042	80,339
Kopin Corp*	3,225	12,191
Kulicke & Soffa Industries Inc*	5,154	44,840
LivePerson Inc*	3,226	37,906
Manhattan Associates Inc*	1,548	55,248
Mercury Computer Systems Inc*	2,030	28,237
Micrel Inc	3,300	33,363
Microsemi Corp*	6,189	96,115
MicroStrategy Inc*	592	72,745
MKS Instruments Inc	3,734	86,703
Monolithic Power Systems Inc*	2,491	31,461
Monotype Imaging Holdings Inc*	2,045	23,947
MTS Systems Corp	1,024	36,987
Nanometrics Inc*	1,246	19,799
NCI Inc*	409	6,687
Netscout Systems Inc*	2,530	34,914
Omnicell Inc*	2,000	31,280
Pericom Semiconductor Corp*	1,192	9,274
Power Integrations Inc	1,900	61,066
Progress Software Corp*	4,514	94,027
Quality Systems Inc	1,380	126,988
Radisys Corp*	829	6,251
RightNow Technologies Inc*	1,641	53,808
Rudolph Technologies Inc*	2,269	15,452
Sigma Designs Inc*	1,600	12,896
Smith Micro Software Inc*	1,902	3,595
Standard Microsystems Corp*	1,650	34,683
Stratasys Inc*	1,522	35,219
Super Micro Computer Inc*	1,744	23,919
Supertex Inc*	890	17,364
SYKES Enterprises Inc*	2,956	46,261
Synaptics Inc*	2,272	55,505
Synchronoss Technologies Inc*	1,600	43,456
SYNNEX Corp*	1,729	45,542
Take-Two Interactive Software Inc*	6,173	81,607
Taleo Corp*	2,813	72,604
Tessera Technologies Inc*	3,684	51,871
THQ Inc*	4,085	7,966
TriQuint Semiconductor Inc*	11,743	89,012
Tyler Technologies Inc*	2,000	50,460
Ultratech Inc*	1,810	36,960
Veeco Instruments Inc*	2,931	$106,571
Volterra Semiconductor Corp*	1,868	37,827
Total Technology		3,090,468

Utilities (4.37%)
Allete Inc	2,248	87,807
American States Water Co	1,344	47,712
Avista Corp	4,134	104,921
Central Vermont Public Service Corp	946	32,940
CH Energy Group Inc	1,008	56,640
El Paso Electric Co	2,842	98,305
Laclede Group Inc	1,463	58,081
New Jersey Resources Corp	2,989	140,812
Northwest Natural Gas Co	1,924	87,003
NorthWestern Corp	2,615	88,675
Piedmont Natural Gas Co Inc	5,013	154,901
South Jersey Industries Inc	2,157	111,150
Southwest Gas Corp	3,304	122,314
UIL Holdings Corp	3,440	116,822
Unisource Energy Corp	2,642	100,026
Total Utilities		1,408,109

Total Common Stock (Cost $29,787,661)		30,582,305

Short-Term Investments (3.11%)

United States Treasury Bills (3.11%)	Par Value
United States T-Bill 09/01/2011, DN	$500,000	500,000
United States T-Bill 11/10/2011, DN (b)	500,000	499,991
Total United States Treasury Bills		999,991

Total Short-Term Investments (Cost $1,000,005)		999,991

Total Investments (Cost $30,787,666) (a) (98.11%)		31,582,296
Other Net Assets (1.89%)		607,394
Net Assets (100.00%)		$32,189,690

* Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $30,787,666. At August 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$6,731,833
Unrealized depreciation		(5,937,203)
Net unrealized appreciation		$794,630

(b) At August 31, 2011, certain United States Treasury Bills with a market value of $499,991 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2011: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Depreciation
22 / Sept 2011 / Long		$(38,715)

See accompanying notes to financial statements.

Equity Income Fund	Portfolio of Investments	8/31/2011

Company	Shares	Value (Note 1)
Common Stock (99.12%)

Basic Materials (2.95%)
Chemicals (2.95%)
EI du Pont de Nemours & Co	8,550	$412,709
PPG Industries Inc	24,300	1,861,137
Praxair Inc	15,167	1,493,798
Sensient Technologies Corp	17,000	617,950
Total Basic Materials		4,385,594

Communications (6.36%)
Media (1.16%)
Walt Disney Co	50,535	1,721,222

Telecommunications (5.20%)
AT&T Inc	86,469	2,462,637
QUALCOMM Inc	26,775	1,377,842
Rogers Communications Inc	20,140	783,245
Verizon Communications Inc	85,870	3,105,917
		7,729,641

Total Communications		9,450,863

Consumer, Cyclical (8.88%)
Auto Manufacturers (0.96%)
Ford Motor Co*	128,000	1,423,360

Retail (7.92%)
CVS Caremark Corp	35,300	1,267,623
Home Depot Inc	61,150	2,041,187
McDonald’s Corp	25,868	2,340,019
Ross Stores Inc	12,192	932,993
Starbucks Corp	76,400	2,950,568
Target Corp	43,339	2,239,326
		11,771,716

Total Consumer, Cyclical		13,195,076

Consumer, Non-Cyclical (22.19%)
Agriculture (3.65%)
Altria Group Inc	52,900	1,438,351
Philip Morris International Inc	38,175	2,646,291
Reynolds American Inc	35,584	1,336,891
		5,421,533

Beverages (1.46%)
PepsiCo Inc	33,600	2,164,848

Biotechnology (1.63%)
Celgene Corp*	27,935	1,661,294
Gilead Sciences Inc*	19,000	757,815
		2,419,109

Commercial Services (0.49%)
Lender Processing Services Inc	17,011	300,074
Moody’s Corp	13,992	431,373
		731,447

Cosmetics / Personal Care (2.66%)
Colgate-Palmolive Co	10,200	917,694
Procter & Gamble Co	47,580	3,029,894
		3,947,588

Food (1.47%)
ConAgra Foods Inc	42,450	$1,036,629
HJ Heinz Co	21,900	1,152,816
		2,189,445

Healthcare - Products (3.67%)
Baxter International Inc	45,886	2,568,698
Johnson & Johnson	43,800	2,882,040
		5,450,738

Healthcare - Services (3.01%)
Aetna Inc	20,984	839,990
Healthsouth Corp*	74,000	1,582,860
WellPoint Inc	32,300	2,044,590
		4,467,440

Household Products / Wares (0.78%)
Kimberly-Clark Corp	16,800	1,161,888

Pharmaceuticals (3.37%)
Abbott Laboratories	41,610	2,184,941
AmerisourceBergen Corp	45,612	1,805,323
Merck & Co Inc	30,900	1,023,408
		5,013,672

Total Consumer, Non-Cyclical		32,967,708

Energy (17.76%)
Oil & Gas (13.37%)
Anadarko Petroleum Corp	21,340	1,573,825
Apache Corp	25,626	2,641,272
BP PLC	62,230	2,451,240
Chevron Corp	56,524	5,590,788
ConocoPhillips	19,648	1,337,439
Devon Energy Corp	15,952	1,082,024
Exxon Mobil Corp	46,936	3,475,140
Royal Dutch Shell PLC	25,500	1,709,775
		19,861,503

Oil & Gas Services (3.91%)
Baker Hughes Inc	40,055	2,447,761
Ensco PLC ADR	13,670	659,714
Schlumberger Ltd	25,500	1,992,060
Weatherford International Ltd*	41,120	704,386
		5,803,921

Pipelines (0.48%)
Enterprise Products Partners LP	6,000	252,900
Spectra Energy Corp	18,000	467,460
		720,360

Total Energy		26,385,784

Financial (13.27%)
Banks (7.05%)
Bank of New York Mellon Corp	21,450	443,372
Goldman Sachs Group Inc	25,250	2,934,555
JPMorgan Chase & Co	85,198	3,200,036
State Street Corp	14,400	511,488
US Bancorp	60,600	1,406,526
Wells Fargo & Co	75,889	1,980,703
		10,476,680

Diversified Financial Services (3.65%)
Charles Schwab Corp	54,460	$671,492
Franklin Resources Inc	16,100	1,930,712
Morgan Stanley	120,450	2,107,875
NYSE Euronext	26,450	721,556
		5,431,635

Insurance (2.57%)
American International Group Inc*	4,000	101,320
Arthur J Gallagher & Co	32,400	914,004
Aspen Insurance Holdings Ltd	26,315	631,823
Marsh & McLennan Cos Inc	13,600	404,192
Principal Financial Group Inc	28,150	713,884
StanCorp Financial Group Inc	11,150	340,633
Travelers Cos Inc	14,000	706,440
		3,812,296

Total Financial		19,720,611

Industrial (12.86%)
Aerospace/Defense (3.97%)
Boeing Co	17,000	1,136,620
Goodrich Corp	19,000	1,694,420
Northrop Grumman Corp	8,600	469,732
Rockwell Collins Inc	12,400	625,704
United Technologies Corp	26,500	1,967,625
		5,894,101

Electronics (0.47%)
Agilent Technologies Inc*	9,870	363,907
TE Connectivity Ltd	10,950	335,289
		699,196

Machinery - Construction & Mining (1.73%)
Caterpillar Inc	28,342	2,579,122

Metal Fabricate / Hardware (0.18%)
Worthington Industries Inc	16,100	261,625

Miscellaneous Manufacturing (4.46%)
3M Co	23,812	1,975,920
Barnes Group Inc	19,140	440,603
Danaher Corp	38,300	1,754,523
General Electric Co	100,325	1,636,301
Tyco International Ltd	8,835	367,359
ITT Corp	9,534	451,340
		6,626,046

Shipbuilding (0.03)%
Huntington Ingalls Industries Inc*	1,433	42,904

Transportation (2.02)%
FedEx Corp	4,830	380,218
Tidewater Inc	8,980	481,328
Union Pacific Corp	5,475	504,631
United Parcel Service Inc	19,260	1,297,931
Seaspan Corp	25,000	345,750
		3,009,858

Total Industrial		19,112,852

Technology (8.62%)
Computers (2.41%)
Diebold Inc	11,000	315,040
EMC Corp*	29,720	671,375
Hewlett-Packard Co	34,500	898,035

See accompanying notes to financial statements.

Equity Income Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
International Business Machines Corp	9,860	$1,695,033
		3,579,483

Office/Business Equipment (0.15%)
Pitney Bowes Inc	11,200	227,472

Semiconductors (3.46%)
Analog Devices Inc	14,040	463,601
Intel Corp	122,563	2,467,193
KLA-Tencor Corp	10,440	382,939
Linear Technology Corp	26,180	749,533
Maxim Integrated Products Inc	12,240	282,132
Taiwan Semiconductor Manufacturing Co Ltd	30,000	359,100
Texas Instruments Inc	16,500	432,465
		5,136,963

Software (2.60%)
Microsoft Corp	77,733	2,067,698
Oracle Corp	64,130	1,800,129
		3,867,827

Total Technology		12,811,745

Utilities (6.23%)
Electric (5.29%)
Ameren Corp	21,000	635,460
Consolidated Edison Inc	31,700	1,781,857
DTE Energy Co	7,000	353,920
Duke Energy Corp	60,100	1,136,491
Entergy Corp	11,946	778,999
Exelon Corp	18,746	$808,328
FirstEnergy Corp	8,574	379,400
NextEra Energy Inc	11,200	635,264
Pinnacle West Capital Corp	11,000	486,640
Progress Energy Inc	8,000	390,400
Southern Co	11,500	475,640
		7,862,399

Gas (0.94%)
Nicor Inc	7,000	389,200
NiSource Inc	27,000	576,720
Sempra Energy	8,050	422,786
		1,388,706

Total Utilities		9,251,105

Total Common Stock (Cost $123,186,312)		147,281,338

Short-Term Investments (0.13%)

United States Treasury Bills (0.13%)	Par Value
United States T-Bill 10/13/2011, DN (b)	$200,000	199,987
Total United States Treasury Bills		199,987

Total Short-Term Investments (Cost $199,987)		199,987
Total Investments (Cost $123,386,299) (a) (99.25%)		$147,481,325
Other Net Assets (0.75%)		1,107,221
Net Assets (100.00%)		$148,588,546

* Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $123,627,258. At August 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$32,453,058
Unrealized depreciation		(8,598,991)
Net unrealized appreciation		$23,854,067

(b) At August 31, 2011, certain United States Treasury Bills with a market value of $199,987 were pledged to cover margin requirements for futures contracts.

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments	8/31/2011

Company	Shares	Value (Note 1)
Common Stock (98.37%)

Basic Materials (11.22%)
Chemicals (2.94%)
BASF SE ADR	3,488	$248,380
Bayer AG ADR	1,515	97,475
		345,855

Iron / Steel (0.72%)
ArcelorMittal ADR	3,700	81,289
APERAM NY Registry Shares	185	3,391
		84,680

Mining (7.56%)
Anglo American PLC ADR	11,403	236,612
BHP Billiton Ltd ADR	4,500	383,265
Rio Tinto PLC ADR	4,400	269,104
		888,981

Total Basic Materials		1,319,516

Communications (13.03%)
Telecommunications (13.03%)
Deutsche Telekom AG ADR	11,525	147,290
France Telecom SA ADR	7,700	140,833
Nokia OYJ ADR	15,928	102,576
Telefonaktiebolaget LM Ericsson ADR	12,888	144,474
Telefonica SA ADR	18,495	385,621
Vodafone Group PLC ADR	23,233	611,957
Total Communications		1,532,751

Consumer, Cyclical (1.76%)
Auto Manufacturers (1.76%)
Daimler AG ADR	3,835	206,860
Total Consumer, Cyclical		206,860

Consumer, Non-Cyclical (26.96%)
Agriculture (3.12%)
British American Tobacco PLC ADR	4,100	367,401

Beverages (4.08%)
Anheuser-Busch InBev NV ADR	4,700	259,722
Diageo PLC ADR	2,735	219,511
		479,233

Food (8.43%)
Nestle SA ADR	12,412	770,475
Unilever NV ADR	6,508	221,272
		991,747

Pharmaceuticals (11.33%)
Novartis AG ADR	10,757	$628,854
Roche Holding AG ADR	9,632	421,400
Sanofi ADR	7,700	281,589
		1,331,843

Total Consumer, Non-Cyclical		3,170,224

Energy (14.44%)
Oil & Gas (14.44%)
BP PLC ADR	12,876	507,186
ENI SpA ADR	7,482	301,300
Royal Dutch Shell PLC ADR	7,220	484,101
Total SA ADR	8,258	404,972
Total Energy		1,697,559

Financial (18.37%)
Banks (14.84%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,915	135,577
Banco Santander SA ADR	36,958	342,970
Barclays PLC ADR	8,751	97,749
BNP Paribas SA ADR	5,452	140,280
Deutsche Bank AG ADR	5,544	224,366
HSBC Holdings PLC ADR	11,565	503,771
Intesa Sanpaolo SpA ADR	5,800	56,434
Societe Generale SA ADR	10,900	73,466
UBS AG GRS*	11,792	170,748
		1,745,361

Diversified Financial Services (0.99%)
Credit Suisse Group AG ADR	4,053	116,321

Insurance (2.54%)
Allianz SE ADR	18,157	187,017
AXA SA ADR	6,984	111,046
		298,063

Total Financial		2,159,745

Industrial (8.59%)
Building Materials (0.61%)
CRH PLC ADR	4,000	72,000

Electronics (0.75%)
Koninklijke Philips Electronics NV ADR	4,184	88,575

Miscellaneous Manufacturing (7.23%)
Siemens AG ADR	8,235	849,853

Total Industrial		1,010,428

Technology (1.70%)
Software (1.70%)
SAP AG ADR	3,667	$199,888
Total Technology		199,888

Utilities (2.30%)
Electric (1.29%)
E.ON AG ADR	6,935	152,154

Gas (1.01%)
GDF Suez ADR	3,758	118,490

Total Utilities		270,644

Total Common Stock (Cost $12,709,053)		11,567,615

Short-Term Investments (0.85%)

United States Treasury Bills (0.85%)	Par Value
United States T-Bill 09/01/2011, DN	$100,000	100,000
Total United States Treasury Bills		100,000

Total Short-Term Investments (Cost $100,000)		100,000

Total Investments (Cost $12,809,053) (a) (99.22%)		11,667,615
Other Net Assets (0.78%)		91,871
Net Assets (100.00%)		$11,759,486

* Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $12,810,471. At August 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,886,192
Unrealized depreciation		(3,029,048)
Net unrealized depreciation		$(1,142,856)

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2011

Company	Shares	Value (Note 1)
Common Stock (97.19%)

Basic Materials (0.32%)
Chemicals (0.32%)
Sigma-Aldrich Corp	1,264	$81,389
Total Basic Materials		81,389

Communications (29.48%)
Internet (16.59%)
Akamai Technologies Inc*	1,935	$42,454
Amazon.com Inc*	4,677	1,006,911
Baidu Inc*	2,812	409,933
Ctrip.com International Ltd*	1,522	63,498
eBay Inc*	13,466	415,695
Expedia Inc	2,576	78,079
F5 Networks Inc*	837	68,316
Google Inc*	2,401	$1,298,845
Liberty Media Corp*	5,919	93,639
Netflix Inc*	548	128,785
priceline.com Inc*	509	273,465
Symantec Corp*	7,916	135,759
VeriSign Inc	1,969	61,334
Yahoo! Inc*	13,580	184,756
		4,261,469

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments – (continued)	8/31/2011

Company	Shares	Value (Note 1)
Media (4.45%)
Comcast Corp	21,488	$462,207
DIRECTV*	8,045	353,739
News Corp	18,943	327,146
		1,143,092

Telecommunications (8.44%)
Cisco Systems Inc	57,333	898,981
NII Holdings Inc*	1,993	76,790
QUALCOMM Inc	17,048	877,290
Virgin Media Inc	3,339	84,677
Vodafone Group PLC	8,684	228,737
		2,166,475

Total Communications		7,571,036

Consumer, Cyclical (7.21%)
Auto Manufacturers (0.55%)
PACCAR Inc	3,782	142,317

Distribution / Wholesale (0.40%)
Fastenal Co	3,058	102,382

Lodging (0.77%)
Wynn Resorts Ltd	1,285	198,815

Retail (5.11%)
Bed Bath & Beyond Inc*	2,641	150,167
Costco Wholesale Corp	4,527	355,551
Dollar Tree Inc*	1,298	92,703
O’Reilly Automotive Inc*	1,463	94,919
Ross Stores Inc	1,235	94,508
Sears Holdings Corp*	1,129	67,616
Staples Inc	7,500	110,550
Starbucks Corp	7,737	298,803
Urban Outfitters Inc*	1,802	47,167
		1,311,984

Toys / Games / Hobbies (0.38%)
Mattel Inc	3,616	97,162

Total Consumer, Cyclical		1,852,660

Consumer, Non-Cyclical (13.14%)
Biotechnology (6.78%)
Alexion Pharmaceuticals Inc*	1,894	109,748
Amgen Inc	9,670	535,766
Biogen Idec Inc*	2,498	235,312
Celgene Corp*	4,881	290,273
Gilead Sciences Inc*	8,248	328,971
Illumina Inc*	1,290	67,209
Life Technologies Corp*	1,866	78,372
Vertex Pharmaceuticals Inc*	2,120	95,972
		1,741,623

Commercial Services (1.67%)
Apollo Group Inc*	1,479	69,254
Automatic Data Processing Inc	5,148	257,554
Paychex Inc	3,751	101,202
		428,010

Food (0.46%)
Whole Foods Market Inc	1,800	118,854

Healthcare - Products (1.26%)
DENTSPLY International Inc	1,688	59,418
Henry Schein Inc*	1,000	65,910
Intuitive Surgical Inc*	403	153,684
QIAGEN NV*	2,864	$44,220
		323,232

Pharmaceuticals (2.97%)
Cephalon Inc*	800	64,512
Express Scripts Inc*	5,479	257,184
Mylan Inc*	4,532	94,084
Teva Pharmaceutical Industries Ltd	7,299	301,887
Warner Chilcott PLC	2,719	46,386
		764,053

Total Consumer, Non-Cyclical		3,375,772

Energy (0.35%)
Alternate Energy Sources (0.35%)
First Solar Inc*	910	90,982
Total Energy		90,982

Industrial (1.99%)
Electronics (0.48%)
FLIR Systems Inc	1,650	42,686
Garmin Ltd	2,380	79,801
		122,487

Environmental Control (0.30%)
Stericycle Inc*	885	77,623

Machinery - Contruction & Mining (0.35%)
Joy Global Inc	1,084	90,460

Transportation (0.86%)
CH Robinson Worldwide Inc	1,723	121,472
Expeditors International of Washington Inc	2,200	100,100
		221,572

Total Industrial		512,142

Technology (44.70%)
Computers (17.82%)
Apple Inc*	9,255	3,561,603
Cognizant Technology Solutions Corp*	3,155	200,185
Dell Inc*	20,020	297,597
Infosys Ltd	1,088	56,163
NetApp Inc*	3,748	141,000
Research In Motion Ltd*	5,385	174,959
SanDisk Corp*	2,454	89,939
Seagate Technology PLC	4,697	54,391
		4,575,837

Semiconductors (8.74%)
Altera Corp	3,318	120,742
Applied Materials Inc	13,684	154,903
Broadcom Corp*	4,880	173,972
Intel Corp	56,919	1,145,779
KLA-Tencor Corp	1,734	63,603
Lam Research Corp*	1,471	54,662
Linear Technology Corp	2,352	67,338
Marvell Technology Group Ltd*	7,273	95,640
Maxim Integrated Products Inc	3,250	74,913
Microchip Technology Inc	1,954	64,130
Micron Technology Inc*	10,343	61,127
NVIDIA Corp*	6,297	83,813
Xilinx Inc	2,707	84,296
		2,244,918

Software (18.14%)
Activision Blizzard Inc	12,261	$145,170
Adobe Systems Inc*	5,249	132,485
Autodesk Inc*	2,358	66,496
BMC Software Inc*	1,852	75,210
CA Inc	5,290	111,037
Cerner Corp*	1,728	113,979
Check Point Software Technologies Ltd*	2,161	117,645
Citrix Systems Inc*	1,945	117,536
Electronic Arts Inc*	3,704	83,636
Fiserv Inc*	1,515	84,582
Intuit Inc*	3,221	158,892
Microsoft Corp	87,145	2,318,058
Oracle Corp	40,388	1,133,691
		4,658,417

Total Technology		11,479,172

Total Common Stock (Cost $17,879,722)		24,963,153

Rights / Warrants (0.02%)
Sanofi Contingent Value Right*	4,058	4,261
Total Rights / Warrants		4,261

Total Rights / Warrants (Cost $9,759)		4,261

Short-Term Investments (1.17%)

United States Treasury Bills (1.17%)	Par Value
United States T-Bill 09/08/2011, DN (b)	$300,000	299,997
Total United States Treasury Bills		299,997

Total Short-Term Investments (Cost $299,997)		299,997

Total Investments (Cost $18,189,478) (a) (98.38%)		25,267,411
Other Net Assets (1.62%)		415,441
Net Assets (100.00%)		$25,682,852

* Non-Income Producing Security.

(a) Aggregate cost for federal income tax purpose is $18,190,713. At August 31, 2011, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$8,843,937
Unrealized depreciation		(1,767,239)
Net unrealized appreciation		$7,076,698

(b) At August 31, 2011, certain United States Treasury Bills with a market value of $299,997 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2011: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini	Unrealized Depreciation
16 / Sept 2011 / Long		$(6,667)

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2011

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$96,090,169	$11,853,539	$43,677,625	$35,698,937	$14,401,137	$65,199,371
Market value of investments (Note 1)	98,057,651	12,106,318	43,677,625	37,888,277	14,554,890	65,199,371
Cash	69,185	141,694	174,238	91,243	156,190	105,301
Interest receivable	1,264,870	107,202	11,932	267,654	45,356	—
Receivable for fund shares sold	2,508	—	712,069	1,201	348	12,434
Receivable from investment advisor	—	—	4,601	—	—	11,978
Total assets	$99,394,214	$12,355,214	$44,580,465	$38,248,375	$14,756,784	$65,329,084

Liabilities
Payable for fund shares repurchased	10,971	165	90,461	2,547	20	194,918
Payable to investment advisor	42,403	2,659	—	13,433	2,248	—
Distributions payable	84,945	6,858	—	3,406	129	—
Accrued 12b-1 fees	—	—	—	2,233	702	49
Accrued shareholder service fees	—	—	—	2,130	711	77
Accrued administration fees	7,995	988	4,112	3,061	1,195	5,499
Accrued expenses	24,754	6,279	12,642	20,642	8,446	22,343
Total liabilities	$171,068	$16,949	$107,215	$47,452	$13,451	$222,886

Net assets:	$99,223,146	$12,338,265	$44,473,250	$38,200,923	$14,743,333	$65,106,198

Net assets at August 31, 2011 consist of
Paid-in capital	97,270,615	12,145,859	44,476,507	36,899,633	14,570,628	65,105,810
Undistributed net investment income	153,400	1,035	—	15,344	209	—
Accumulated net realized gain (loss)	(168,351)	(61,408)	(3,257)	(903,394)	18,743	388
Unrealized appreciation (depreciation) of investments	1,967,482	252,779	—	2,189,340	153,753	—
Total net assets	$99,223,146	$12,338,265	$44,473,250	$38,200,923	$14,743,333	$65,106,198

Net assets
Direct Shares	$99,223,146	$12,338,265	$44,473,250	$28,080,297	$11,668,063	$61,458,606
A Shares	$—	$—	$—	$1,044,176	$—	$—
B Shares	$—	$—	$—	$198,753	$—	$—
K Shares	$—	$—	$—	$8,877,697	$3,075,270	$3,647,592

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	8,716,733	1,174,671	44,539,878	2,601,700	1,130,885	61,460,725
A Shares (no par value, unlimited shares authorized)	—	—	—	96,618	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	18,393	—	—
K Shares (no par value, unlimited shares authorized)	—	—	—	820,514	297,307	3,645,889

Net asset value per share
Direct Shares	$11.38	$10.50	$1.00	$10.79	$10.32	$1.00
A Shares	$—	$—	$—	$10.81	$—	$—
B Shares	$—	$—	$—	$10.81	$—	$—
K Shares	$—	$—	$—	$10.82	$10.34	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2011 − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost of investments	$62,818,854	$95,440,382	$30,787,666	$123,386,299	$12,809,053	$18,189,478
Market value of investments (Note 1)	82,960,847	126,773,582	31,582,296	147,481,325	11,667,615	25,267,411
Cash	372,730	840,837	641,424	911,386	81,969	415,901
Dividend receivable	214,166	131,574	22,223	553,872	33,705	39,313
Receivable for fund shares sold	1,473	2,489	2,116	34,499	963	1,417
Receivable for investments sold	—	240,327	—	—	—	—
Variation margin receivable	7,740	15,028	10,008	—	—	4,977
Total assets	$83,556,956	$128,003,837	$32,258,067	$148,981,082	$11,784,252	$25,729,019

Liabilities
Payable for fund shares repurchased	51,597	26,526	39,963	240,617	8,475	26,969
Payable to investment advisor	8,780	39,256	9,174	61,883	5,716	2,576
Accrued 12b-1 fees	1,864	1,685	2,135	4,349	1,293	1,662
Accrued shareholder service fees	3,109	1,699	2,348	2,519	1,554	2,400
Accrued administration fees	6,471	9,857	2,496	11,663	939	1,992
Accrued expenses	19,559	22,893	12,261	71,505	6,789	10,568
Total liabilities	$91,380	$101,916	$68,377	$392,536	$24,766	$46,167

Net assets:	$83,465,576	$127,901,921	$32,189,690	$148,588,546	$11,759,486	$25,682,852

Net assets at August 31, 2011 consist of
Paid-in capital	64,233,983	92,363,487	28,932,180	146,946,100	13,337,483	26,309,062
Undistributed net investment income	247,943	51,128	—	491,652	12,635	21,032
Accumulated net realized gain (loss)	(1,153,433)	4,117,058	2,501,595	(22,944,232)	(449,194)	(7,718,508)
Unrealized appreciation (depreciation) of investments	20,141,993	31,333,200	794,630	24,095,026	(1,141,438)	7,077,933
Unrealized appreciation (depreciation) of futures contracts	(4,910)	37,048	(38,715)	—	—	(6,667)
Total net assets	$83,465,576	$127,901,921	$32,189,690	$148,588,546	$11,759,486	$25,682,852

Net assets
Direct Shares	$74,717,139	$120,088,802	$22,202,879	$129,316,636	$5,871,175	$17,912,209
A Shares	$—	$—	$—	$10,586,778	$—	$—
B Shares	$—	$—	$—	$2,061,444	$—	$—
K Shares	$8,748,437	$7,813,119	$9,986,811	$6,623,688	$5,888,311	$7,770,643

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,999,029	5,538,194	1,521,867	7,994,906	770,901	3,159,269
A Shares (no par value, unlimited shares authorized)	—	—	—	654,960	—	—
B Shares (no par value, unlimited shares authorized)	—	—	—	127,580	—	—
K Shares (no par value, unlimited shares authorized)	350,624	362,201	692,797	412,430	772,083	1,406,425

Net asset value per share
Direct Shares	$24.91	$21.68	$14.59	$16.17	$7.62	$5.67
A Shares	$—	$—	$—	$16.16	$—	$—
B Shares	$—	$—	$—	$16.16	$—	$—
K Shares	$24.95	$21.57	$14.42	$16.06	$7.63	$5.53

See accompanying notes to financial statements.

Statements of Operations August 31, 2011

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$4,751,062	$443,423	$122,589	$1,093,077	$202,483	$80,983
Total	4,751,062	443,423	122,589	1,093,077	202,483	80,983

Expenses
Management fees (Note 2)	508,877	63,483	263,967	201,408	78,645	340,951
Administration fees (Note 2)	89,049	11,089	46,405	35,184	13,767	59,334
Transfer agent fees	39,015	15,966	22,260	45,647	18,815	43,669
Accounting services	46,018	12,677	25,350	24,686	15,382	31,562
Custodian fees	7,525	1,426	5,147	4,146	1,666	6,470
Legal, audit, and compliance fees (Note 2)	33,426	8,354	18,994	15,650	9,158	23,941
Trustees fees	3,457	3,511	3,523	3,499	3,497	3,523
Insurance	3,500	436	1,513	1,337	496	2,236
Printing	2,624	427	3,423	2,651	821	5,571
Registration and dues	3,160	868	2,134	14,070	2,294	10,525
12b-1 fees (Note 2)	—	—	—	25,639	8,379	1,493
Shareholder service fees (Note 2)	—	—	—	22,200	8,379	1,493
Total expenses	736,651	118,237	392,716	396,117	161,299	530,768
Less reimbursement from manager (Note 2)	—	(31,898)	(270,127)	(50,194)	(51,740)	(449,785)
Net expenses	736,651	86,339	122,589	345,923	109,559	80,983
Net investment income	4,014,411	357,084	—	747,154	92,924	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(178,681)	(53,398)	—	1,808	27,119	410
Change in unrealized appreciation (depreciation) of investments	(2,588,158)	(240,103)	—	336,362	(89,681)	—
Net realized and unrealized gain (loss) of investments	(2,766,839)	(293,501)	—	338,170	(62,562)	410
Net increase in net assets resulting from operations	$1,247,572	$63,583	$—	$1,085,324	$30,362	$410

See accompanying notes to financial statements.

Statements of Operations August 31, 2011 − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$294	$745	$2,608	$254	$292	$244
Dividend income (net of foreign tax withheld: $0; $29; $0; $19,342; $68,847; $910 respectively)	1,782,537	1,800,631	411,944	4,024,442	459,962	251,991
Total	1,782,831	1,801,376	414,552	4,024,696	460,254	252,235

Expenses
Management fees (Note 2)	215,888	547,503	168,246	804,847	111,536	127,964
Administration fees (Note 2)	75,903	120,433	29,630	141,304	11,524	22,539
Transfer agent fees	34,869	33,138	27,969	257,223	21,255	27,245
Accounting services	51,894	68,852	38,801	66,216	14,288	19,209
Custodian fees	7,442	11,477	5,353	14,858	1,538	2,904
Legal, audit, and compliance fees (Note 2)	27,350	40,508	13,725	40,063	8,299	11,576
Trustees fees	3,493	3,493	3,497	3,144	3,467	3,510
Insurance	2,380	3,602	859	4,613	362	655
Printing	6,690	6,971	3,031	38,727	1,746	3,229
Registration and dues	8,734	10,612	6,480	27,758	3,046	7,558
12b-1 fees (Note 2)	22,350	20,320	25,570	59,014	16,292	18,613
Shareholder service fees (Note 2)	22,350	20,320	25,570	23,424	16,292	18,613
Licensing fee	9,965	11,889	2,689	—	—	4,999
Total expenses	489,308	899,118	351,420	1,481,191	209,645	268,614
Less reimbursement from manager (Note 2)	(133,728)	(64,600)	(51,275)	—	(45,842)	(105,959)
Net expenses	355,580	834,518	300,145	1,481,191	163,803	162,655
Net investment income	1,427,251	966,858	114,407	2,543,505	296,451	89,580

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	357,848	6,607,526	2,941,208	(6,980,441)	(48,082)	1,332,592
Net realized gain (loss) from futures contracts	72,645	749,035	786,205	(100,390)	—	128,534
Change in unrealized appreciation of investments	11,549,885	16,838,845	2,503,423	28,773,689	302,299	3,793,325
Change in unrealized appreciation (depreciation) of futures contracts	5,015	39,466	182,590	—	—	(3,422)
Net realized and unrealized gain on investments	11,985,393	24,234,872	6,413,426	21,692,858	254,217	5,251,029
Net increase in net assets resulting from operations	$13,412,644	$25,201,730	$6,527,833	$24,236,363	$550,668	$5,340,609

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2011

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010
Operations
Net investment income	$4,014,411	$4,365,982	$357,084	$393,688	$—	$—
Net realized gain (loss) on investments	(178,681)	447,204	(53,398)	46,750	—	—
Change in unrealized appreciation (depreciation) of investments	(2,588,158)	3,660,434	(240,103)	93,457	—	—
Net increase in net assets resulting from operations	1,247,572	8,473,620	63,583	533,895	—	—

Distributions to shareholders
Distributions from net investment income	(4,027,853)	(4,359,398)	(357,125)	(396,279)	—	—
Distributions from realized capital gains on investments	(458,638)	(7,641)	(34,726)	(8,255)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(9,324,045)	12,020	(1,170,532)	(1,369,481)	(2,870,263)	(26,941,529)
Total increase (decrease)	(12,562,964)	4,118,601	(1,498,800)	(1,240,120)	(2,870,263)	(26,941,529)

Net assets
Beginning of year	111,786,110	107,667,509	13,837,065	15,077,185	47,343,513	74,285,042
End of year	$99,223,146	$111,786,110	$12,338,265	$13,837,065	$44,473,250	$47,343,513
Including undistributed net investment income of:	$153,400	$160,673	$1,035	$1,076	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010
Operations
Net investment income	$747,154	$882,522	$92,924	$144,132	$—	$—
Net realized gain (loss) on investments	1,808	(58,168)	27,119	120,313	410	155
Change in unrealized appreciation (depreciation) of investments	336,362	1,041,946	(89,681)	90,894	—	—
Net increase in net assets resulting from operations	1,085,324	1,866,300	30,362	355,339	410	155

Distributions to shareholders
Distributions from net investment income
Direct shares	(608,596)	(683,596)	(86,663)	(128,391)	—	—
A Shares	(20,836)	(4,439)	—	—	—	—
B Shares	(2,582)	(596)	—	—	—	—
K Shares	(130,917)	(219,329)	(6,727)	(17,191)	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(63,333)	—	(756)	(27,791)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	(16,594)	—	(39)	—

Capital share transactions
Decrease in net assets resulting from capital share transactions	(4,865,084)	(827,096)	(918,970)	(643,453)	(5,733,433)	(2,856,393)
Increase in net assets resulting from capital share transactions due to merger (Note 5)	—	13,076,797	—	—	—	45,120,457
Total increase (decrease)	(4,542,691)	13,208,041	(1,061,925)	(433,696)	(5,733,818)	42,236,428

Net assets
Beginning of year	42,743,614	29,535,573	15,805,258	16,238,954	70,840,016	28,603,588
End of year	$38,200,923	$42,743,614	$14,743,333	$15,805,258	$65,106,198	$70,840,016
Including undistributed net investment income of:	$15,344	$26,809	$209	$369	$—	$772

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2011 − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010
Operations
Net investment income	$1,427,251	$1,308,093	$966,858	$1,019,539	$114,407	$23,689
Net realized gain on investments	357,848	544,836	6,607,526	35,551	2,941,208	282,121
Net realized gain (loss) on futures contracts	72,645	(39,697)	749,035	(40,395)	786,205	256,050
Change in unrealized appreciation of investments	11,549,885	1,642,717	16,838,845	12,213,622	2,503,423	1,368,390
Change in unrealized appreciation (depreciation) of futures contracts	5,015	(37,896)	39,466	(4,813)	182,590	(412,840)
Net increase in net assets resulting from operations	13,412,644	3,418,053	25,201,730	13,223,504	6,527,833	1,517,410

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,323,053)	(1,177,682)	(895,622)	(1,067,780)	(95,211)	(50,628)
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	(118,837)	(92,966)	(25,717)	(37,017)	(19,196)	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	(163,778)	(22,151)	—
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	—	(9,001)	(6,805)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,663,392)	(2,306,225)	(6,979,871)	(15,179,581)	(394,056)	302,957
Total increase (decrease)	10,307,362	(158,820)	17,300,520	(3,233,653)	5,990,414	1,769,739

Net assets
Beginning of year	73,158,214	73,317,034	110,601,401	113,835,054	26,199,276	24,429,537
End of year	$83,465,576	$73,158,214	$127,901,921	$110,601,401	$32,189,690	$26,199,276
Including undistributed net investment income of:	$247,943	$262,582	$51,128	$5,609	$—	$—

	Equity Income Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010
Operations
Net investment income	$2,543,505	$578,249	$296,451	$271,880	$89,580	$21,143
Net realized gain (loss) on investments	(6,980,441)	(3,633,555)	(48,082)	(188,570)	1,332,592	(274,121)
Net realized gain (loss) on futures contracts	(100,390)	12,401	—	—	128,534	592,608
Change in unrealized appreciation (depreciation) of investments	28,773,689	2,836,292	302,299	(896,721)	3,793,325	1,345,720
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	(3,422)	(146,038)
Net increase (decrease) in net assets resulting from operations	24,236,363	(206,613)	550,668	(813,411)	5,340,609	1,539,312

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,125,874)	(178,074)	(166,506)	(171,101)	(64,116)	(27,754)
A Shares	(155,121)	—	—	—	—	—
B Shares	(20,668)	—	—	—	—	—
K Shares	(82,022)	(40,093)	(139,292)	(130,661)	(4,432)	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
A Shares	—	—	—	—	—	—
B Shares	—	—	—	—	—	—
K Shares	—	—	—	—	—	—
Return of Capital Distributions	—	—	—	—	—	(4,008)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(15,014,520)	(3,358,569)	314,097	(274,975)	812,766	36,815
Increase in net assets resulting from capital share transactions due to merger (Note 5)	—	126,362,507	—	—	—	—
Total increase (decrease)	6,838,158	122,579,158	558,967	(1,390,148)	6,084,827	1,544,365

Net assets
Beginning of year	141,750,388	19,171,230	11,200,519	12,590,667	19,598,025	18,053,660
End of year	$148,588,546	$141,750,388	$11,759,486	$11,200,519	$25,682,852	$19,598,025
Including undistributed net investment income of:	$491,652	$372,239	$12,635	$21,982	$21,032	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2011 − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	480,040	$5,407,495	1,014,266	$11,560,673	33,578	$353,840	59,016	$634,309
Shares issued in reinvestment of distributions	303,219	3,396,300	286,247	3,261,845	29,665	312,186	30,651	329,126
Shares repurchased	(1,626,052)	(18,127,840)	(1,297,519)	(14,810,498)	(173,602)	(1,836,558)	(217,167)	(2,332,916)
Net increase (decrease)	(842,793)	$(9,324,045)	2,994	$12,020	(110,359)	$(1,170,532)	(127,500)	$(1,369,481)

	California Tax-Free		The United States Treasury Trust
	Money Market Fund		Direct Shares			K Shares
	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2011	Year Ended August 31, 2010
	Shares/Value	Shares/Value	Shares/Value	Shares	Value	Shares/Value	Shares	Value
Shares sold	69,590,022	63,195,132	53,784,467	42,325,487	$42,325,200	2,509,994	2,034,660	$2,034,662
Shares received in merger	—	—	—	45,123,360	45,120,457	—	—	—
Shares issued in reinvestment of distributions	—	—	749	27,327	27,327	39	—	—
Shares repurchased	(72,460,285)	(90,136,661)	(59,679,939)	(45,395,993)	(45,393,070)	(2,348,743)	(1,850,512)	(1,850,512)
Net increase (decrease)	(2,870,263)	(26,941,529)	(5,894,723)	42,080,181	$42,079,914	161,290	184,148	$184,150

U.S. Government	Direct Shares				K Shares
Securities Fund	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	410,246	$4,308,830	338,781	$3,515,072	219,540	$2,307,797	179,852	$1,864,890
Shares received in merger	—	—	1,095,274	11,510,520	—	—	—	—
Shares issued in reinvestment of distributions	54,522	573,189	59,917	619,925	12,452	130,918	21,182	219,330
Shares repurchased	(904,009)	(9,505,314)	(582,515)	(5,997,590)	(221,464)	(2,314,010)	(102,594)	(1,066,010)
Net increase (decrease)	(439,241)	$(4,623,295)	911,457	$9,647,927	10,528	$124,705	98,440	$1,018,210

	A Shares				B Shares
	Year Ended August 31, 2011		Period Ended August 31, 2010*		Year Ended August 31, 2011		Period Ended August 31, 2010*
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	20,666	$215,877	1,387	$15,076	1,650	$17,209	49	$516
Shares received in merger	—	—	127,161	1,337,829	—	—	21,714	228,448
Shares issued in reinvestment of distributions	1,884	19,948	402	4,274	246	2,582	56	596
Shares repurchased	(54,786)	(568,245)	(96)	(1,287)	(5,144)	(53,865)	(178)	(1,888)
Net increase (decrease)	(32,236)	$(332,420)	128,854	$1,355,892	(3,248)	$(34,074)	21,641	$227,672

Short-Term U.S.	Direct Shares				K Shares
Government Bond Fund	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	326,706	$3,384,191	764,557	$7,889,599	124,514	$1,290,408	158,771	$1,643,208
Shares issued in reinvestment of distributions	14,300	147,893	12,102	124,829	2,249	23,321	1,658	17,191
Shares repurchased	(418,825)	(4,332,860)	(902,109)	(9,293,766)	(138,411)	(1,431,923)	(98,982)	(1,024,514)
Net increase (decrease)	(77,819)	$(800,776)	(125,450)	$(1,279,338)	(11,648)	$(118,194)	61,447	$635,885

*	Commenced operations on May 7, 2010

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2011 − (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	160,385	$4,096,021	193,707	$4,443,286	78,728	$2,004,331	78,842	$1,781,409
Shares issued in reinvestment of distributions	44,755	1,143,533	45,271	1,006,183	4,576	117,356	4,101	91,758
Shares repurchased	(281,353)	(7,143,733)	(384,683)	(8,649,705)	(73,757)	(1,880,900)	(43,518)	(979,156)
Net increase (decrease)	(76,213)	$(1,904,179)	(145,705)	$(3,200,236)	9,547	$240,787	39,425	$894,011

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	506,558	$11,466,190	410,298	$7,489,247	65,172	$1,469,952	67,881	$1,238,676
Shares issued in reinvestment of distributions	34,893	775,000	59,492	1,071,146	1,141	24,697	2,533	45,241
Shares repurchased	(842,156)	(19,230,790)	(1,327,483)	(24,071,838)	(66,479)	(1,484,920)	(52,500)	(952,053)
Net increase (decrease)	(300,705)	$(6,989,600)	(857,693)	$(15,511,445)	(166)	$9,729	17,914	$331,864

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	144,624	$2,186,201	227,978	$2,888,566	126,448	$1,873,553	142,783	$1,731,940
Shares issued in reinvestment of distributions	7,568	115,032	4,025	49,660	1,727	26,001	—	—
Shares repurchased	(199,145)	(3,019,068)	(244,315)	(2,935,465)	(107,426)	(1,575,775)	(118,568)	(1,431,744)
Net increase (decrease)	(46,953)	$(717,835)	(12,312)	$2,761	20,749	$323,779	24,215	$300,196

Equity Income Fund	Direct Shares				K Shares
	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	456,416	$7,733,206	161,565	$2,342,951	104,655	$1,754,583	92,113	$1,310,532
Shares received in merger	—	—	7,921,061	112,769,119	—	—	—	—
Shares issued in reinvestment of distributions	122,461	2,059,653	11,956	168,023	4,874	82,005	2,866	40,093
Shares repurchased	(1,372,176)	(22,825,440)	(427,335)	(6,172,713)	(85,588)	(1,444,136)	(46,840)	(667,996)
Net increase (decrease)	(793,299)	$(13,032,581)	7,667,247	$109,107,380	23,941	$392,452	48,139	$682,629

	A Shares				B Shares
	Year Ended August 31, 2011		Period Ended August 31, 2010*		Year Ended August 31, 2011		Period Ended August 31, 2010*
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	58,469	$974,852	3,494	$52,483	6,406	$108,078	948	$13,794
Shares received in merger	—	—	777,690	11,076,658	—	—	176,699	2,516,730
Shares issued in reinvestment of distributions	9,180	154,329	—	—	1,196	19,912	—	—
Shares repurchased	(168,680)	(2,761,731)	(25,193)	(368,753)	(52,396)	(869,831)	(5,273)	(76,983)
Net increase (decrease)	(101,031)	$(1,632,550)	755,991	$10,760,388	(44,794)	$(741,841)	172,374	$2,453,541

*	Commenced operations on May 7, 2010

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2011 − (Continued)

European Growth	Direct Shares				K Shares
& Income Fund	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	151,561	$1,286,411	160,020	$1,302,246	165,305	$1,402,934	178,975	$1,474,152
Shares issued in reinvestment of distributions	18,838	164,011	21,559	166,499	15,918	139,292	17,063	130,661
Shares repurchased	(159,554)	(1,351,602)	(284,387)	(2,337,799)	(157,429)	(1,326,949)	(123,781)	(1,010,734)
Net increase (decrease)	10,845	$98,820	(102,808)	$(869,054)	23,794	$215,277	72,257	$594,079
Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	898,553	$5,038,049	1,028,621	$4,781,623	422,212	$2,335,359	307,641	$1,389,264
Shares issued in reinvestment of distributions	11,569	63,622	7,078	31,574	838	4,431	—	—
Shares repurchased	(913,592)	(5,187,361)	(1,094,222)	(5,049,735)	(265,027)	(1,441,334)	(247,922)	(1,115,911)
Net increase (decrease)	(3,470)	$(85,690)	(58,523)	$(236,538)	158,023	$898,456	59,719	$273,353

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$11.69	$11.27	$11.40	$11.49	$11.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.44	0.46	0.47	0.45	0.52
Net gain (loss) on securities (both realized and unrealized)	(0.25)	0.42	(0.10)	(0.01)	(0.29)
Total from investment operations	0.19	0.88	0.37	0.44	0.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.46)	(0.47)	(0.47)	(0.49)
Distributions from capital gains	(0.05)	0.00 (a)	(0.03)	(0.06)	(0.10)
Total distributions	(0.50)	(0.46)	(0.50)	(0.53)	(0.59)
Paid in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of year	$11.38	$11.69	$11.27	$11.40	$11.49

Total return	1.73%	7.98%	3.44%	3.96%	1.95%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$99,223	$111,786	$107,668	$118,342	$120,996
Ratio of expenses to average net assets:	0.72%	0.73%	0.74%	0.72%	0.71%
Ratio of net investment income to average net assets:	3.93%	4.02%	4.23%	3.92%	4.39%
Portfolio turnover	2%	10%	21%	5%	9%

California Insured Intermediate Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$10.77	$10.67	$10.57	$10.42	$10.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.30	0.30	0.31	0.32	0.33
Net gain (loss) on securities (both realized and unrealized)	(0.24)	0.12	0.10	0.15	(0.06)
Total from investment operations	0.06	0.42	0.41	0.47	0.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.31)	(0.31)	(0.32)	(0.33)
Distributions from capital gains	(0.03)	(0.01)	—	—	(0.01)
Total distributions	(0.33)	(0.32)	(0.31)	(0.32)	(0.34)
Net asset value, end of year	$10.50	$10.77	$10.67	$10.57	$10.42

Total return	0.56%	3.92%	3.97%	4.54%	2.64%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$12,338	$13,837	$15,077	$15,542	$17,767
Ratio of expenses to average net assets:
Before expense reimbursements	0.93%	0.91%	0.92%	0.89%	0.88%
After expense reimbursements	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.56%	2.59%	2.69%	2.79%	2.96%
After expense reimbursements	2.81%	2.82%	2.93%	3.00%	3.16%
Portfolio turnover	16%	7%	12%	0%	0%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

California Tax-Free Money Market Fund Direct Shares	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		0.007		0.023	0.030
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		(0.007)		(0.023)	(0.030)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00%		0.00%		0.68%		2.32%	3.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$44,473		$47,344		$74,285		$81,164	$100,979
Ratio of expenses to average net assets:
Before expense reimbursements	0.74	%(d)	0.76	%(d)	0.80	%(c)	0.73%	0.71%
After expense reimbursements	0.23	%(d)	0.31	%(d)	0.55	%(c)	0.53%	0.53%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.51	)%(d)	(0.45	)%(d)	0.46	%(c)	2.14%	2.79%
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.71	%(c)	2.34%	2.97%

(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of year	$10.68	$10.38	$10.46		$10.22		$10.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.21	0.31	0.37		0.38		0.42
Net gain (loss) on securities (both realized and unrealized)	0.11	0.30	(0.08)		0.24		0.04
Total from investment operations	0.32	0.61	0.29		0.62		0.46
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.31)	(0.37)		(0.38)		(0.43)
Paid in capital from redemption fee (Note 1)	—	—	(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of year	$10.79	$10.68	$10.38		$10.46		$10.22

Total return	3.09%	6.04%	2.73%		6.10%		4.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$28,080	$32,467	$22,111		$21,632		$19,762
Ratio of expenses to average net assets:
Before expense reimbursements	0.86%	0.94%	0.86%		0.85%		0.87%
After expense reimbursements	0.74%	0.74%	0.74%		0.74%		0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.85%	2.79%	3.38%		3.48%		3.95%
After expense reimbursements	1.97%	2.99%	3.51%		3.59%		4.08%
Portfolio turnover	62%	54%	82%		41%		57%

K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$10.70	$10.43	$10.53	$10.29	$10.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16	0.26	0.32	0.33	0.37
Net gain (loss) on securities (both realized and unrealized)	0.12	0.30	(0.09)	0.24	0.04
Total from investment operations	0.28	0.56	0.23	0.57	0.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.29)	(0.33)	(0.33)	(0.38)
Net asset value, end of year	$10.82	$10.70	$10.43	$10.53	$10.29

Total return	2.65%	5.50%	2.19%	5.57%	4.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$8,878	$8,668	$7,425	$6,107	$6,329
Ratio of expenses to average net assets:
Before expense reimbursements	1.37%	1.44%	1.36%	1.35%	1.36%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.35%	2.30%	2.88%	2.98%	3.45%
After expense reimbursements	1.47%	2.50%	3.01%	3.09%	3.58%
Portfolio turnover	62%	54%	82%	41%	57%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund A Shares	Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.18		0.07
Net gain on securities (both realized and unrealized)	0.13		0.28
Total from investment operations	0.31		0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.07)
Net asset value, end of period	$10.81		$10.69

Total return	2.92	%(e)	3.39	%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,044		$1,377
Ratio of expenses to average net assets:
Before expense reimbursements	1.11%		1.19	%(i)
After expense reimbursements	0.99%		0.99	%(i)
Ratio of net investment income to average net assets:
Before expense reimbursements	1.61%		2.00	%(i)
After expense reimbursements	1.73%		2.20	%(i)
Portfolio turnover	62%		54	%(h)

B Shares	Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.06
Net gain on securities (both realized and unrealized)	0.12		0.28
Total from investment operations	0.25		0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.06)
Net asset value, end of period	$10.81		$10.69

Total return	2.41	%(f)	3.32	%(f)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$199		$231
Ratio of expenses to average net assets:
Before expense reimbursements	1.61%		1.69	%(i)
After expense reimbursements	1.49%		1.49	%(i)
Ratio of net investment income to average net assets:
Before expense reimbursements	1.10%		1.50	%(i)
After expense reimbursements	1.23%		1.70	%(i)
Portfolio turnover	62%		54%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(f)	Not reflecting CDSC.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$10.41	$10.26	$10.10		$9.94	$9.86
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07	0.09	0.19		0.36	0.40
Net gain (loss) on securities (both realized and unrealized)	(0.04)	0.15	0.16		0.16	0.08
Total from investment operations	0.03	0.24	0.35		0.52	0.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.09)	(0.19)		(0.36)	(0.40)
Distributions from capital gains	(0.05)	—	—		—	—
Total distributions	(0.12)	(0.09)	(0.19)		(0.36)	(0.40)
Paid in capital from redemption fee (Note 1)	—	—	(0.00	)(a)	—	—
Net asset value, end of year	$10.32	$10.41	$10.26		$10.10	$9.94

Total return	0.33%	2.32%	3.49%		5.26%	4.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$11,668	$12,581	$13,688		$10,540	$10,381
Ratio of expenses to average net assets:
Before expense reimbursements	0.92%	0.89%	0.95%		0.98%	0.94%
After expense reimbursements	0.59%	0.59%	0.59%		0.59%	0.59%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.37%	0.59%	1.45%		3.08%	3.61%
After expense reimbursements	0.70%	0.89%	1.81%		3.47%	3.96%
Portfolio turnover	28%	42%	58%		56%	64%

K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$10.43	$10.30	$10.13	$9.96	$9.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.02	0.04	0.14	0.30	0.34
Net gain (loss) on securities (both realized and unrealized)	(0.04)	0.15	0.16	0.17	0.09
Total from investment operations	(0.02)	0.19	0.30	0.47	0.43
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.06)	(0.13)	(0.30)	(0.34)
Distributions from capital gains	(0.05)	—	—	—	—
Total distributions	(0.07)	(0.06)	(0.13)	(0.30)	(0.34)
Net asset value, end of year	$10.34	$10.43	$10.30	$10.13	$9.96

Total return	(0.18)%	1.82%	2.93%	4.77%	4.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$3,075	$3,224	$2,551	$2,253	$2,099
Ratio of expenses to average net assets:
Before expense reimbursements	1.42%	1.39%	1.45%	1.48%	1.44%
After expense reimbursements	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.13)%	0.09%	0.98%	2.58%	3.11%
After expense reimbursements	0.20%	0.39%	1.34%	2.97%	3.46%
Portfolio turnover	28%	42%	58%	56%	64%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		0.002		0.021	0.044
Net gain on securities (both realized and unrealized)	(0.000	)(a)	0.001		—		—	—
Total from investment operations	(0.000)		0.001		0.002		0.021	0.044
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		(0.002)		(0.021)	(0.044)
Distributions from capital gains	(0.000	)(a)	(0.001)		—		—	—
Total distributions	(0.000)		(0.001)		(0.002)		(0.021)	(0.044)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00%		0.11%		0.13%		2.21%	4.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$61,459		$67,354		$25,301		$39,535	$36,664
Ratio of expenses to average net assets:
Before expense reimbursements	0.78	%(d)	0.94	%(d)	0.91	%(c)	0.79%	0.78%
After expense reimbursements	0.12	%(d)	0.15	%(d)	0.29	%(c)	0.53%	0.53%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.66	)%(d)	(0.79	)%(d)	(0.46	)%(c)	1.88%	4.20%
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.16	%(c)	2.14%	4.45%

K Shares	Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		0.017	0.039
Net gain on securities (both realized and unrealized)	(0.000	)(a)	—		—		—	—
Total from investment operations	(0.000)		—		—		0.017	0.039
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.017)	(0.039)
Distributions from capital gains	(0.000	)(a)	—		—		—	—
Total distributions	(0.000)		—		—		(0.017)	(0.039)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00%		0.00%		0.04%		1.70%	4.02%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$3,647		$3,486		$3,302		$2,737	$2,894
Ratio of expenses to average net assets:
Before expense reimbursements	0.78	%(d)	0.93	%(d)	0.97	%(c)	1.29%	1.28%
After expense reimbursements	0.12	%(d)	0.14	%(d)	0.35	%(c)	1.03%	1.03%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.66	)%(d)	(0.79	)%(d)	(0.59	)%(c)	1.47%	3.70%
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.03	%(c)	1.73%	3.95%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of year	$21.41	$20.81	$25.91	$29.70		$26.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.44	0.39	0.42	0.48		0.46
Net gain (loss) on securities (both realized and unrealized)	3.50	0.58	(5.09)	(3.79)		3.40
Total from investment operations	3.94	0.97	(4.67)	(3.31)		3.86
LESS DISTRIBUTIONS
Dividends from net investment income	(0.44)	(0.37)	(0.43)	(0.48)		(0.47)
Paid in capital from redemption fee (Note 1)	—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$24.91	$21.41	$20.81	$25.91		$29.70

Total return	18.36%	4.62%	(17.86)%	(11.25)%		14.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$74,717	$65,837	$67,017	$87,760		$105,804
Ratio of expenses to average net assets:
Before expense reimbursements	0.51%	0.56%	0.59%	0.51%		0.51%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%		0.36%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.55%	1.52%	2.03%	1.57%		1.44%
After expense reimbursements	1.70%	1.72%	2.26%	1.72%		1.59%
Portfolio turnover	1%	7%	5%	3%		3%

K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$21.47	$20.88	$26.05	$29.82	$26.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.31	0.28	0.33	0.34	0.32
Net gain (loss) on securities (both realized and unrealized)	3.51	0.60	(5.14)	(3.77)	3.41
Total from investment operations	3.82	0.88	(4.81)	(3.43)	3.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.34)	(0.29)	(0.36)	(0.34)	(0.32)
Net asset value, end of year	$24.95	$21.47	$20.88	$26.05	$29.82

Total return	17.77%	4.15%	(18.29)%	(11.58)%	14.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$8,749	$7,322	$6,300	$6,803	$8,292
Ratio of expenses to average net assets:
Before expense reimbursements	1.01%	1.06%	1.09%	1.01%	1.01%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.05%	1.03%	1.51%	1.07%	0.94%
After expense reimbursements	1.20%	1.22%	1.74%	1.22%	1.09%
Portfolio turnover	1%	7%	5%	3%	3%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P MidCap Index Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of year	$17.84	$16.17	$20.94		$24.85		$22.89
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.17	0.16	0.17		0.18		0.16
Net gain (loss) on securities (both realized and unrealized)	3.83	1.71	(4.29)		(1.24)		3.34
Total from investment operations	4.00	1.87	(4.12)		(1.06)		3.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.17)	(0.15)		(0.17)		(0.19)
Distributions from capital gains	—	(0.03)	(0.50)		(2.68)		(1.35)
Total distributions	(0.16)	(0.20)	(0.65)		(2.85)		(1.54)
Paid in capital from redemption fee (Note 1)	—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$21.68	$17.84	$16.17		$20.94		$24.85

Total return	22.38%	11.54%	(18.90)%		(4.78)%		15.74%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$120,089	$104,162	$108,279		$148,971		$171,024
Ratio of expenses to average net assets:
Before expense reimbursements	0.63%	0.66%	0.70%		0.64%		0.63%
After expense reimbursements	0.58%	0.58%	0.58%		0.58%		0.58%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.69%	0.80%	1.09%		0.76%		0.61%
After expense reimbursements	0.74%	0.88%	1.21%		0.81%		0.66%
Portfolio turnover	16%	10%	31%		18%		15%
K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$17.77	$16.13	$20.94	$24.85	$22.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05	0.07	0.10	0.07	0.04
Net gain (loss) on securities (both realized and unrealized)	3.82	1.70	(4.30)	(1.22)	3.35
Total from investment operations	3.87	1.77	(4.20)	(1.15)	3.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.10)	(0.11)	(0.08)	(0.07)
Distributions from capital gains	—	(0.03)	(0.50)	(2.68)	(1.35)
Total distributions	(0.07)	(0.13)	(0.61)	(2.76)	(1.42)
Net asset value, end of year	$21.57	$17.77	$16.13	$20.94	$24.85

Total return	21.78%	10.97%	(19.31)%	(5.18)%	15.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,813	$6,439	$5,556	$6,392	$7,302
Ratio of expenses to average net assets:
Before expense reimbursements	1.13%	1.16%	1.20%	1.14%	1.13%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.19%	0.29%	0.59%	0.26%	0.11%
After expense reimbursements	0.24%	0.38%	0.70%	0.31%	0.16%
Portfolio turnover	16%	10%	31%	18%	15%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

S&P SmallCap Index Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of year	$11.72	$10.98	$16.61		$20.11		$19.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07	0.03	0.07		0.07		0.12
Net gain (loss) on securities (both realized and unrealized)	2.87	0.74	(4.04)		(1.27)		2.38
Total from investment operations	2.94	0.77	(3.97)		(1.20)		2.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.01)	(0.07)		(0.06)		(0.13)
Distributions from capital gains	(0.01)	—	(1.59)		(2.24)		(1.64)
Return of capital distribution	—	(0.02)	—		—		—
Total distributions	(0.07)	(0.03)	(1.66)		(2.30)		(1.77)
Paid in capital from redemption fee (Note 1)	—	—	(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of year	$14.59	$11.72	$10.98		$16.61		$20.11

Total return	25.11%	7.03%	(22.04)%		(6.18)%		13.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$22,203	$18,394	$17,365		$23,524		$24,462
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%	0.95%	1.06%		0.89%		0.90%
After expense reimbursements	0.74%	0.74%	0.74%		0.74%		0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.34%	0.02%	0.40%		0.25%		0.44%
After expense reimbursements	0.49%	0.24%	0.73%		0.40%		0.60%
Portfolio turnover	23%	5%	12%		15%		9%

K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$11.61	$10.90	$16.54	$20.04	$19.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	—	(0.03)	0.02	(0.02)	0.02
Net gain (loss) on securities (both realized and unrealized)	2.85	0.74	(4.03)	(1.24)	2.38
Total from investment operations	2.85	0.71	(4.01)	(1.26)	2.40
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)	—	(0.04)	—	(0.05)
Distributions from capital gains	(0.01)	—	(1.59)	(2.24)	(1.64)
Total distributions	(0.04)	—	(1.63)	(2.24)	(1.69)
Net asset value, end of year	$14.42	$11.61	$10.90	$16.54	$20.04

Total return	24.52%	6.51%	(22.43)%	(6.58)%	12.70%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$9,987	$7,806	$7,064	$8,529	$9,556
Ratio of expenses to average net assets:
Before expense reimbursements	1.39%	1.45%	1.56%	1.39%	1.40%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.16)%	(0.48)%	(0.10)%	(0.25)%	(0.06)%
After expense reimbursements	(0.01)%	(0.26)%	0.23%	(0.10)%	0.10%
Portfolio turnover	23%	5%	12%	15%	9%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Equity Income Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$14.03	$13.14	$15.69	$17.96	$16.52
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.27	0.23	0.21	0.29	0.29
Net gain (loss) on securities (both realized and unrealized)	2.12	0.82	(2.51)	(1.96)	2.08
Total from investment operations	2.39	1.05	(2.30)	(1.67)	2.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.16)	(0.20)	(0.28)	(0.31)
Distributions from capital gains	—	—	(0.05)	(0.32)	(0.62)
Total distributions	(0.25)	(0.16)	(0.25)	(0.60)	(0.93)
Net asset value, end of year	$16.17	$14.03	$13.14	$15.69	$17.96

Total return	17.01%	8.00%	(14.48)%	(9.52)%	14.56%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$129,317	$123,305	$14,724	$17,914	$23,584
Ratio of expenses to average net assets:
Before expense reimbursements	0.87%	0.99%	0.97%	0.86%	0.88%
After expense reimbursements	0.87%	0.99%	0.97%	0.86%	0.88%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.63%	1.57%	1.83%	1.76%	1.64%
After expense reimbursements	1.63%	1.57%	1.83%	1.76%	1.64%
Portfolio turnover	13%	76%	27%	16%	1%

K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$13.95	$13.07	$15.64	$17.88	$16.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19	0.12	0.15	0.21	0.21
Net gain (loss) on securities (both realized and unrealized)	2.12	0.87	(2.51)	(1.92)	1.96
Total from investment operations	2.31	0.99	(2.36)	(1.71)	2.17
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.11)	(0.16)	(0.21)	(0.23)
Distributions from capital gains	—	—	(0.05)	(0.32)	(0.62)
Total distributions	(0.20)	(0.11)	(0.21)	(0.53)	(0.85)
Net asset value, end of year	$16.06	$13.95	$13.07	$15.64	$17.88

Total return	16.49%	7.56%	(14.91)%	(9.81)%	13.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$6,624	$5,421	$4,447	$4,326	$4,878
Ratio of expenses to average net assets:
Before expense reimbursements	1.37%	1.49%	1.47%	1.36%	1.38%
After expense reimbursements	1.37%	1.49%	1.47%	1.36%	1.38%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.14%	1.07%	1.32%	1.26%	1.14%
After expense reimbursements	1.14%	1.07%	1.32%	1.26%	1.14%
Portfolio turnover	13%	76%	27%	16%	1%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Equity Income Fund A Shares	Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$14.03		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.23		0.07
Net gain (loss) on securities (both realized and unrealized)	2.12		(0.53)
Total from investment operations	2.35		(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)		(0.05)
Net asset value, end of period	$16.16		$14.03

Total return	16.70	%(e)	(3.17	)%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$10,587		$10,607
Ratio of expenses to average net assets:
Before expense reimbursements	1.12%		1.24	%(i)
After expense reimbursements	1.12%		1.24	%(i)
Ratio of net investment income to average net assets:
Before expense reimbursements	1.38%		1.33	%(i)
After expense reimbursements	1.38%		1.33	%(i)
Portfolio turnover	13%		76%

B Shares	Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$14.02		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.14		0.05
Net gain (loss) on securities (both realized and unrealized)	2.14		(0.52)
Total from investment operations	2.28		(0.47)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.05)
Net asset value, end of period	$16.16		$14.02

Total return	16.21	%(f)	(3.24	)%(f)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,061		$2,417
Ratio of expenses to average net assets:
Before expense reimbursements	1.62%		1.74	%(i)
After expense reimbursements	1.62%		1.74	%(i)
Ratio of net investment income to average net assets:
Before expense reimbursements	0.87%		0.83	%(i)
After expense reimbursements	0.87%		0.83	%(i)
Portfolio turnover	13%		76	%(h)

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(f)	Not reflecting CDSC.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$7.42	$8.17	$9.73	$11.27	$9.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.21	0.19	0.23	0.28	0.23
Net gain (loss) on securities (both realized and unrealized)	0.20	(0.73)	(1.56)	(1.55)	1.40
Total from investment operations	0.41	(0.54)	(1.33)	(1.27)	1.63
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.21)	(0.23)	(0.27)	(0.27)
Net asset value, end of year	$7.62	$7.42	$8.17	$9.73	$11.27

Total return	5.25%	(6.64)%	(13.27)%	(11.48)%	16.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,871	$5,637	$7,049	$8,213	$7,367
Ratio of expenses to average net assets:
Before expense reimbursements	1.35%	1.38%	1.49%	1.34%	1.41%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.17%	2.01%	2.79%	2.37%	1.83%
After expense reimbursements	2.52%	2.38%	3.28%	2.70%	2.24%
Portfolio turnover	8%	0%	13%	0%	0%

K Shares	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007
Net asset value, beginning of year	$7.43	$8.20	$9.78	$11.31	$9.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.17	0.16	0.20	0.23	0.18
Net gain (loss) on securities (both realized and unrealized)	0.21	(0.75)	(1.57)	(1.55)	1.40
Total from investment operations	0.38	(0.59)	(1.37)	(1.32)	1.58
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.18)	(0.21)	(0.21)	(0.21)
Net asset value, end of year	$7.63	$7.43	$8.20	$9.78	$11.31

Total return	4.82%	(7.21)%	(13.69)%	(11.79)%	16.02%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$5,888	$5,563	$5,542	$5,541	$6,519
Ratio of expenses to average net assets:
Before expense reimbursements	1.85%	1.88%	1.99%	1.84%	1.91%
After expense reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.64%	1.56%	2.32%	1.63%	1.33%
After expense reimbursements	1.99%	1.94%	2.81%	1.98%	1.74%
Portfolio turnover	8%	0%	13%	0%	0%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) − (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of year	$4.47	$4.12		$4.69		$4.97		$3.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03	0.01		0.01		0.00		(0.00	)(a)
Net gain (loss) on securities (both realized and unrealized)	1.19	0.35		(0.58)		(0.28)		1.01
Total from investment operations	1.22	0.36		(0.57)		(0.28)		1.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.01)		—		—		—
Return of capital distribution	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—
Total distributions	(0.02)	(0.01)		(0.00	)(a)	(0.00	)(a)	—
Paid in capital from redemption fee (Note 1)	—	—		(0.00	)(a)	(0.00	)(a)	—
Net asset value, end of year	$5.67	$4.47		$4.12		$4.69		$4.97

Total return	27.31%	8.73%		(12.14)%		(5.60)%		25.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$17,912	$14,146		$13,262		$13,968		$13,542
Ratio of expenses to average net assets:
Before expense reimbursements	0.90%	0.96%		1.11%		0.98%		1.01%
After expense reimbursements	0.49%	0.49%		0.49%		0.58	%(j)	0.74%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.08%	(0.24)%		(0.42)%		(0.33)%		(0.36)%
After expense reimbursements	0.50%	0.24%		0.19%		0.06%		(0.09)%
Portfolio turnover	24%	4%		8%		15%		5%

K Shares	Year Ended August 31, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008		Year Ended August 31, 2007
Net asset value, beginning of year	$4.37		$4.03	$4.61	$4.91		$3.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		(0.01)	(0.01)	(0.02)		(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.16		0.35	(0.57)	(0.28)		1.00
Total from investment operations	1.16		0.34	(0.58)	(0.30)		0.98
LESS DISTRIBUTIONS
Dividends from net investment income	(0.00	)(a)	—	—	—		—
Net asset value, end of year	$5.53		$4.37	$4.03	$4.61		$4.91

Total return	26.63%		8.44%	(12.58)%	(6.11)%		24.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$7,771		$5,452	$4,792	$5,262		$5,978
Ratio of expenses to average net assets:
Before expense reimbursements	1.40%		1.46%	1.61%	1.48%		1.51%
After expense reimbursements	0.99%		0.99%	0.99%	1.08	%(k)	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.42)%		(0.73)%	(0.92)%	(0.83)%		(0.86)%
After expense reimbursements	0.00%		(0.26)%	(0.31)%	(0.44)%		(0.59)%
Portfolio turnover	24%		4%	8%	15%		5%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(j)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.
(k)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

See accompanying notes to financial statements.

California Investment Trust	Notes to Financial Statements	August 31, 2011

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

California Investment Trust began offering additional classes of shares, Class K, on October 16, 2003, and Class A and Class B, on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the four classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A, B, and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2011, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	U.S. Government Securities Fund	S&P 500 Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2012	$3,257	$—	$—	$—	$2,426	$1,963,355
2013	—	19,440	—	—	59,164	2,084,713
2014	—	266,271	—	—	9,731	251,077
2015	—	80,163	—	—	6,268	1,821,380
2016	—	36,974	—	245,013	9,647	364,175
2017	—	109,369	642,431	10,116,368	—	642,849
2018	—	141,868	—	847,723	124,746	596,391
2019	—	245,270	—	3,699,956	205,587	—
Total	$3,257	$899,355	$642,431	$14,909,060	$417,569	$7,723,940

$2,091,772, $104,291, and $1,583,224 of unutilized capital loss carry forwards expired at August 31, 2011 for S&P 500 Index Fund, European Growth & Income Fund and Nasdaq-100 Index Fund (respectively).

Due to the merger of the Equity Income Fund with the SM&R Funds, the following loss limitations apply: SM&R Balanced Fund has a loss limitation of $824,050 expiring 2017; CIT Equity Income Fund has a loss limitation of $429,079 expiring in 2017. However due to limitations under section 382, these losses are limited to a total of $1,309,688 per year; $500,737 attributable to the SM&R Balanced Fund and $808,951 attributable to the CIT Equity Income Fund.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2011

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows: New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2011, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$—	$6,169	$(6,169)
U.S. Government Securities Fund	—	4,312	(4,312)
Short-Term U.S. Government Bond Fund	—	306	(306)
The United States Treasury Trust	—	(772)	772
S&P 500 Index Fund	(2,091,772)	—	2,091,772
Equity Income Fund	40,407	(40,407)	—
European Growth & Income Fund	(104,291)	—	104,291
Nasdaq-100 Index Fund	(1,583,224)	—	1,583,224

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2011

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2011 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (d)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (c)
California Tax-Free Income Fund	$—	$98,057,651	$—	$98,057,651	$—
California Insured Intermediate Fund	—	12,106,318	—	12,106,318	—
California Tax-Free Money Market Fund	—	43,677,625	—	43,677,625	—
U.S. Government Securities Fund	—	37,888,277	—	37,888,277	—
Short-Term U.S. Government Bond Fund	—	14,554,890	—	14,554,890	—
The United States Treasury Trust Fund	—	65,199,371	—	65,199,371	—
S&P 500 Index Fund	82,760,849	199,998	—	82,960,847	7,740
S&P MidCap Index Fund	126,373,586	399,996	—	126,773,582	15,028
S&P SmallCap Index Fund	30,582,305	999,991	—	31,582,296	10,008
Equity Income Fund	147,281,338	199,987	—	147,481,325	—
European Growth & Income Fund	11,567,615	100,000	—	11,667,615	—
Nasdaq-100 Index Fund	24,967,414	299,997	—	25,267,411	4,977
Total	$423,533,107	$273,684,101	$—	$697,217,208	$37,753

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended August 31, 2011.
(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents variation margin on the last day of the reporting period.
(d)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund

Like many index funds, the Fund may invest in futures contracts and lend securities to minimize the performance variation between the Fund and the index. This performance gap occurs because, unlike the index, the Fund must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects the Fund’s performance to closely represent the index, the Fund will generally underperform the index.

Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the index will change.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Equity Income Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2011

substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Nasdaq-100 Index Fund

Like most index funds, the Fund may invest in futures contracts. The Fund generally maintains some short-term securities and cash equivalents in the portfolio to meet redemptions and needs for liquidity. The Manager will typically buy futures contracts so that the market value of the futures contracts is as close to the cash balance as possible. This helps minimize the tracking error of the Fund.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If the futures contracts owned by the Fund do not track the index, the Fund’s performance relative to the index will change.

At August 31, 2011, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 12, 17, 22, and 16 respectively. The Fund recorded assets of $7,740, $15,028, $10,008 and $4,977 (respectively) as of August 31, 2011 related to the current day’s variation margin on futures contracts, which may be found within the statement of assets and liabilities. S&P MidCap Index Fund had unrealized appreciation of $37,048 as of August 31, 2011 related to open futures contracts. S&P 500 Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund had unrealized depreciation of $4,910, $38,715 and $6,667 (respectively) as of August 31, 2011 related to open futures contracts.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2011:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$72,645	$5,015
S&P MidCap Index Fund - Equity contracts	749,035	39,466
S&P SmallCap Index Fund - Equity contracts	786,205	182,590
Equity Income Fund - Equity contracts	(100,390)	—
Nasdaq-100 Index Fund - Equity contracts	128,534	(3,422)

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

CCM Partners (“CCM”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the year ended August 31, 2011, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	B Shares	Expiration
California Insured Intermediate Fund	$31,898	0.68%	N/A	N/A	N/A	12/31/11
California Tax-Free Money Market Fund	270,127	0.53%	N/A	N/A	N/A	12/31/11
U.S. Government Securities Fund	50,194	0.74%	1.24%	0.99%	1.49%	12/31/11
Short-Term U.S. Government Bond Fund	51,740	0.59%	1.09%	N/A	N/A	12/31/11
The United States Treasury Trust	449,785	0.53%	1.03%	N/A	N/A	12/31/11
S&P 500 Index Fund	133,728	0.36%	0.86%	N/A	N/A	12/31/11
S&P MidCap Index Fund	64,600	0.58%	1.08%	N/A	N/A	12/31/11
S&P SmallCap Index Fund	51,275	0.74%	1.24%	N/A	N/A	12/31/11
European Growth & Income Fund	45,842	1.00%	1.50%	N/A	N/A	12/31/11
Nasdaq-100 Index Fund	105,959	0.49%	0.99%	N/A	N/A	12/31/11

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2011

At August 31, 2011, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,401,258.  The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/12	Expires 8/31/13	Expires 8/31/14
California Insured Intermediate Fund	$36,030	$32,629	$31,898
California Tax-Free Money Market Fund	184,452	260,617	270,127
U.S. Government Securities Fund	37,562	61,701	50,194
Short-Term U.S. Government Bond Fund	54,104	54,263	51,740
The United States Treasury Trust	221,823	263,699	449,785
S&P 500 Index Fund	155,422	153,077	133,728
S&P MidCap Index Fund	118,710	100,376	64,600
S&P SmallCap Index Fund	70,847	57,467	51,275
European Growth & Income Fund	50,833	47,101	45,842
Nasdaq-100 Index Fund	88,106	97,291	105,959

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of CCM. Carman Leung had served as the Chief Compliance Officer (“CCO”) of the Trust from May 2008 to July 2011. Ms. Leung was also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust was responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and CCM Partners was reimbursed by the Trust for this portion of her salary. The level of reimbursement had been reviewed and determined by the Board of Trustees at least annually.

California Investment Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A, B and K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25% and annual rate of 0.50% for Class B Share, payable monthly, of the daily net assets attributable to such Fund’s Class A, B and K Shares.

California Investment Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class B and K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class B and K Shares. Such amounts are compensation for providing certain services to clients owning Class B and K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2011, the following were paid by the Class A, Class B, and Class K Shares of each Fund of California Investment Trust:

Fund	Class A 12b-1 Fees	Class B 12b-1 Fees	Class K 12b-1 Fees	Class B Shareholder Service Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$2,931	$1,015	$21,693	$507	$21,693
Short-Term U.S. Government Bond Fund	—	—	8,379	—	8,379
The United States Treasury Trust	—	—	1,493	—	1,493
S&P 500 Index Fund	—	—	22,350	—	22,350
S&P MidCap Index Fund	—	—	20,320	—	20,320
S&P SmallCap Index Fund	—	—	25,570	—	25,570
Equity Income Fund	29,408	12,365	17,241	6,183	17,241
European Growth & Income Fund	—	—	16,292	—	16,292
Nasdaq-100 Index Fund	—	—	18,613	—	18,613

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended August 31, 2011 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$1,897,088	$6,409,100
California Insured Intermediate Fund	1,738,658	3,715,781
U.S. Government Securities Fund	25,240,289	21,445,867
Short-Term U.S. Government Bond Fund	4,243,668	4,481,994
S&P 500 Index Fund	789,527	2,566,379
S&P MidCap Index Fund	20,888,961	20,907,640
S&P SmallCap Index Fund	9,815,259	7,140,973
Equity Income Fund	20,479,058	35,588,875
European Growth & Income Fund	1,315,280	967,259
Nasdaq-100 Index Fund	6,354,785	5,989,241

California Investment Trust	Notes to Financial Statements – (Continued)	August 31, 2011

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2011 and 2010 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2011	$—	$—	$459,187	(a)	$4,027,304	$4,486,491
	2010	—	34,460	—		4,332,579	4,367,039
California Insured Intermediate Fund	2011	—	—	34,726	(a)	357,125	391,851
	2010	—	—	8,255	(a)	396,279	404,534
California Tax-Free Money Market Fund	2011	—	—	—		—	—
	2010	—	—	—		—	—
U.S. Government Securities Fund	2011	—	762,931	—		—	762,931
	2010	—	907,960	—		—	907,960
Short-Term U.S. Government Bond Fund	2011	—	93,390	79,927	(a)	—	173,317
	2010	—	145,582	—		—	145,582
The United States Treasury Trust	2011	—	795	—		—	795
	2010	—	27,791	—		—	27,791
S&P 500 Index Fund	2011	—	1,441,890	—		—	1,441,890
	2010	—	1,270,648	—		—	1,270,648
S&P Mid Cap Index Fund	2011	—	921,339	—		—	921,339
	2010	—	1,104,797	172,779	(a)	—	1,277,576
S&P Small Cap Index Fund	2011	—	114,407	28,956	(a)	—	143,363
	2010	26,939	23,689	—		—	50,628
Equity Income Fund	2011	—	2,383,685	—		—	2,383,685
	2010	—	218,167	—		—	218,167
European Growth & Income Fund	2011	—	305,798	—		—	305,798
	2010	—	301,762	—		—	301,762
Nasdaq-100 Index Fund	2011	—	68,548	—		—	68,548
	2010	4,008	27,754	—		—	31,762

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2011.

The tax character of distributable earnings at August 31, 2011 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses(c)	Total Distributable Earnings
California Tax-Free Income Fund	$34,465	(a)	$—	$—	$2,086,444	$(168,379)	$1,952,530
California Insured Intermediate Fund	695	(b)	166	—	253,119	(61,574)	192,406
California Tax-Free Money Market Fund	—		—	(3,257)	—	—	(3,257)
U.S. Government Securities Fund	15,344		—	(899,355)	2,189,340	(4,039)	1,301,290
Short-Term U.S. Government Bond Fund	630		18,322	—	153,753	—	172,705
The United States Treasury Trust	387		—	—	—	—	387
S&P 500 Index Fund	247,943		—	(642,431)	19,626,081	—	19,231,593
S&P Mid Cap Index Fund	51,128		4,558,985	—	30,928,321	—	35,538,434
S&P Small Cap Index Fund	—		2,462,880	—	794,630	—	3,257,510
Equity Income Fund	491,823		—	(14,909,060)	23,854,067	(7,794,384)	1,642,446
European Growth & Income Fund	12,635		—	(417,569)	(1,142,856)	(30,207)	(1,577,997)
Nasdaq-100 Index Fund	21,032		—	(7,723,940)	7,076,698	—	(626,210)

(a)	Tax exempt income is $120.
(b)	Tax exempt income.
(c)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

California Investment Trust– (continued	Notes to Financial Statements – (Continued)	August 31, 2011

Note 5 - FUND REORGANIZATION

On July 9, 2010, The US Government Securities Fund (the “Acquiring Fund”), acquired SM&R Government Fund (the “Acquired Fund”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets, unrealized depreciation, and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Government Fund	$13,076,797

Total Net Assets of Acquiring Fund
U.S. Government Securities Fund	$20,457,553

Total Net Assets of Acquiring Fund After Acquisition
U.S. Government Securities Fund	$33,534,350

Acquired Fund Unrealized Appreciation/(Depreciation)
SM&R Government Fund	$440,628

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Government Fund-Class T shares	1,119,853	„	U.S. Government Securities Fund-Direct Class shares	1,095,274
SM&R Government Fund-Class A shares	128,337	„	U.S. Government Securities Fund-Class A shares	127,161
SM&R Government Fund-Class B shares	21,957	„	U.S. Government Securities Fund-Class B shares	21,714

On July 9, 2010, The Equity Income Fund (the “Acquiring Fund”), acquired SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund (the “Acquired Funds”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds’ shareholders. When funds merge, capital loss carryforwards may be limited under section 382 of the Internal Revenue Code. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets, unrealized depreciation, and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Growth Fund	$56,920,147
SM&R Equity Income Fund	$56,960,951
SM&R Balanced Fund	$12,481,409

Total Net Assets of Acquiring Fund
Equity Income Fund	$15,671,766

Total Net Assets of Acquiring Fund After Acquisition
Equity Income Fund	$142,034,273

Aquired Funds Unrealized Appreciation/(Depreciation)
SM&R Growth Fund	$(3,961,314)
SM&R Equity Income Fund	$(4,373,387)
SM&R Balanced Fund	$(388,040)

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Growth Fund-Class T shares	16,445,770	„	Equity Income Fund-Direct Class shares	3,765,973
SM&R Equity Income Fund-Class T shares	3,278,496	„	Equity Income Fund-Direct Class shares	3,515,666
SM&R Balanced Fund-Class T shares	641,726	„	Equity Income Fund-Direct Class shares	639,422

SM&R Growth Fund-Class A shares	837,121	„	Equity Income Fund-Class A shares	187,190
SM&R Equity Income Fund-Class A shares	383,740	„	Equity Income Fund-Class A shares	391,308
SM&R Balanced Fund-Class A shares	209,347	„	Equity Income Fund-Class A shares	199,192

SM&R Growth Fund-Class B shares	205,506	„	Equity Income Fund-Class B shares	44,884
SM&R Equity Income Fund-Class B shares	95,178	„	Equity Income Fund-Class B shares	93,825
SM&R Balanced Fund-Class B shares	39,225	„	Equity Income Fund-Class B shares	37,990

On July 9, 2010, The United States Treasury Trust (the “Acquiring Fund”), acquired SM&R Money Market Fund (the “Acquired Fund”) in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets and shares as of the reorganization date were as follows:

Total Net Assets of Acquired Fund
SM&R Money Market Fund	$45,120,457

Total Net Assets of Acquiring Fund
The United States Treasury Trust	$22,966,540

Total Net Assets of Acquiring Fund After Acquisition
The United States Treasury Trust	$68,086,997

Acquired Fund Shares	Shares		Acquiring Fund Shares	Shares
SM&R Money Market Fund-Class T shares	45,120,417	„	The United States Treasury Trust-Direct Class shares	45,123,360

California Investment Trust	Notes to Financial Statements (Continued)	August 31, 2011

Note 6 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of August 31, 2011. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.caltrust.com or by calling (800) 225-8778.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2011, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds’ website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
California Investment Trust
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund, each a series of shares of beneficial interest of California Investment Trust, including the portfolios of investments, as of August 31, 2011 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmations of securities owned as of August 31, 2011, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund as of August 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 24, 2011

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman, Trustee, Interim Chief Compliance Officer	Since August 1998 Since July 2011
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Partners, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, CCM Partners, since 2010; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust’s Advisor and Administrator.

California Investment Trust Board Approval of the Investment Advisory Agreements (Unaudited)

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between CIT and CCM Partners (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 10, 2011, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners (“CCM”) for an additional one-year period ending March 31, 2012.

Prior to the meeting, the Independent Trustees requested information from CCM. This information, together with other information provided by CCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with CCM representatives and in a private session with independent legal counsel at which representatives of CCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM’s continuing need to attract and retain qualified personnel and, noting CCM’s additions over recent years, determined that CCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

The Board concluded that CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year and 5-year periods and the third quartile over the 10-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year period, the second quartile over the 1-year, 5-year and 10-year periods and the third quartile over the quarterly period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Equity Income Fund, it was noted that the performance of the Fund was in first quartile over the 1-year, 3-year, 5-year and 10-year periods and the second quartile over the quarterly period.

•
For the S&P SmallCap Index fund, it was noted that the performance of the Fund was in the second quartile for the quarterly, 1-year and 3-year periods and the third quartile over the 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the second quartile over the 1-year and 10-year periods and the third quartile over the quarterly, 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the second quartile over the 3-year period and the fourth quartile over the quarterly, 1-year, 5-year and 10-year periods.

•
For the United States Treasury Trust, it was noted that the performance of the Fund was in the second quartile for the one-month (annualized) period and the fourth quartile over the 12-month-to-date period.

•
For the Short-Term U.S. Govt. Bond fund, it was noted that the performance of the Fund was in the second quartile over the quarterly period, the third quartile over the 1-year, 3-year and 5-year periods, and the fourth quartile over the 10-year period.

•
For the U.S. Government Securities fund, it was noted that the performance of the Fund was in the second quartile over the 1-year period, the third quartile over the quarterly period, and the fourth quartile over the 3-year, 5-year and 10-year periods.

California Investment Trust Board Approval of Investment Advisory Agreements (Unaudited) − (Continued)

•	For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in fourth quartile for the 1-month (annualized) and 12 month-to-date periods.

•
For the California Tax-Free Income Fund, it was noted that, in the California Municipal Long category, the Fund was in the first quartile over the quarterly and 3-year periods, the second quartile over the 1-year and 5-year periods, and the third quartile over the 10-year period and, in the California Municipal Intermediate/Short Morningstar category, the Fund was in the third quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods.

•
For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile over the quarterly period, the second quartile over the 5-year period, the third quartile over the 3-year and 10-year periods and the fourth quartile over the 1-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and CCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that CCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that CCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by CCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by CCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM’s costs of providing services to the Funds, as well as the resulting level of profits to CCM. The Independent Trustees received financial and other information from CCM, in addition to a representation from CCM that its profits were not excessive and that CCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by CCM as a result of the reduction in assets under management in recent years due to market events, but also took note of the increase in assets under management (and corresponding increase in advisory fees received by CCM) as a result of the fund merger in 2010 that brought additional assets to the Equity Income Fund. The Board noted its intention to continue to monitor assets under management, and the resulting impact CCM’s profitability, in order to ensure that CCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered CCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, CCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of CCM, a factor that was also considered by the Board. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – CCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 10, 2011 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

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P.O. Box 387
San Francisco, CA 94104

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $123,600 for the fiscal year ended August 31, 2011 and $120,000 for the fiscal year ended August 31, 2010.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $26,000 for the fiscal year ended August 31, 2011 and $25,200 for the fiscal year ended August 31, 2010.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $3,800 for the fiscal year ended August 31, 2011 and $3,600 for the fiscal year ended August 31, 2010.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: November 1, 2011

By (Signature and Title)*	/s/ William P. Mock
William P. Mock, Treasurer
Date: November 1, 2011

* Print the name and title of each signing officer under his or her signature.